United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: 07/31/14

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	QAACX
C	QCACX
R	QKACX
Institutional	QIACX

Federated MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT All Cap Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2014, was 19.21% for Class A Shares, 18.25% for Class C Shares, 18.68% for Class R Shares and 19.54% for Institutional Shares. The total return for the Russell 3000® Index (R3000),1 the Fund's broad-based securities market index, was 16.37% for the same period. The total return of the Morningstar Large Blend Funds Average (MLBFA),2 a peer group average for the Fund, was 15.53% during the same period. The Fund's and MLBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R3000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R3000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 16.37% return on the R3000. Large-cap stocks led the way with the Russell Top 200® Index3 returning 17.38%, closely followed by mid-cap stocks with a 16.36% return on the Russell Midcap® Index4. Small-cap stocks5 posted a moderate gain with the Russell 2000® Index6 returning 8.56%. Growth stocks outperformed value stocks during the reporting period with the Russell 3000® Growth Index,7 returning 17.89% as compared to 14.87% for the Russell 3000® Value Index.8
The best performing sectors in the R3000 during the reporting period were Information Technology (26.05%), Materials (21.17%), Health Care (20.92%) and Energy (19.40%). Underperforming sectors during the same period included Consumer Staples (7.42%) and Utilities (8.92%).
Annual Shareholder Report
1

STOCK SELECTION
The overweighting of outperforming fundamental factor combinations along with strong stock selection within those combinations contributed most to performance during the 12-month reporting period. The top contributing combinations included stocks with high value and improving earnings projections and stocks with high value and highly repeatable earnings. The Fund's sector exposures continued to remain close to R3000 weights, but with a small underweight in Information Technology which detracted from Fund performance. Strong stock selection in the Industrials, Health Care and Consumer Staples sectors made significant contributions to Fund performance. The most significant negative factor in the Fund's performance was the necessary exposure to cash (2.10%) which underperformed the equity market.
Individual stocks enhancing the Fund's performance during the reporting period included Trinity Industries Incorporated, Hewlett-Packard Company and Western Digital Corporation.
Individual stocks detracting from the Fund's performance during the reporting period included Apple Incorporated, Microsoft Corporation and Google Incorporated, which all outperformed the R3000. Apple was not held by the Fund; Microsoft and Google were underweighted relative to the R3000.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the Russell 3000® Index.
2	Morningstar has assigned the Fund to the Morningstar Large Cap Value Funds Average peer group, however, the MLBFA is being used for comparison purposes. The Fund invests in both value and growth stocks and therefore the Fund's Adviser believes that the MLBFA is more reflective of the Fund's investment style. Please see the footnotes to the line graphs below for definitions of, and further information about, the MLBFA.
3	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell Top 200 Index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The Russell Midcap Index is unmanaged, and it is not possible to invest directly in an index.
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2

5	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
6	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000 Index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The Russell 3000 Growth Index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Russell 3000 Value Index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
3

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT All Cap Core Fund2 (the “Fund”) from July 31, 2004 to July 31, 2014, compared to the Russell 3000® Index (R3000)3 and the Morningstar Large Blend Funds Average (MLBFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2014
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares[5]	12.68%	14.78%	6.39%
Class C Shares[5]	17.25%	15.17%	6.16%
Class R Shares[5]	18.68%	15.54%	6.53%
Institutional Shares	19.54%	16.40%	7.29%
R3000	16.37%	17.08%	8.43%
MLBFA	15.53%	15.35%	7.52%
Annual Shareholder Report
4

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R3000 has been adjusted to reflect reinvestment of dividends of securities.
2	The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT All Cap Core Fund.
3	The R3000 measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The R3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R3000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares, Class C Shares and Class R Shares commenced operations on February 12, 2003, September 15, 2005 and December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charge, maximum contingent deferred sales charge and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments described above, the Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report
5

Portfolio of Investments Summary Table (unaudited)
At July 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	4.5%
Money Center Bank	3.8%
Biotechnology	3.6%
Services to Medical Professionals	3.3%
Property Liability Insurance	2.8%
Electric Utility	2.4%
Software Packaged/Custom	2.2%
Computer Peripherals	2.1%
Integrated Domestic Oil	2.1%
Crude Oil & Gas Production	2.0%
Defense Aerospace	2.0%
Specialty Retailing	2.0%
Computer Stores	1.8%
Construction Machinery	1.8%
Department Stores	1.8%
Ethical Drugs	1.8%
Commodity Chemicals	1.7%
Defense Electronics	1.6%
Telecommunication Equipment & Services	1.6%
Multi-Line Insurance	1.5%
Oil Refiner	1.5%
Computers - Midrange	1.4%
Integrated International Oil	1.4%
Life Insurance	1.4%
Medical Supplies	1.4%
Semiconductor Distribution	1.4%
Financial Services	1.3%
Soft Drinks	1.3%
Clothing Stores	1.1%
Securities Brokerage	1.1%
AT&T Divestiture	1.0%
Semiconductor Manufacturing	1.0%
Other[2]	36.3%
Cash Equivalents[3]	2.5%
Other Assets and Liabilities—Net[4]	(0.5)%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other”.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2014
Shares			Value
		COMMON STOCKS—98.0%
		Agricultural Chemicals—0.6%
7,000		Bunge Ltd.	$551,880
200	[1]	Graham Holdings Co.	137,150
2,500		Scotts Miracle-Gro Co.	133,000
		TOTAL	822,030
		Agricultural Machinery—0.8%
5,400		AGCO Corp.	263,034
11,500		Deere & Co.	978,765
		TOTAL	1,241,799
		Airline - National—0.5%
17,100	[1]	United Continental Holdings, Inc.	793,269
		Airline - Regional—0.7%
10,000		Alaska Air Group, Inc.	439,700
19,400		Southwest Airlines Co.	548,632
		TOTAL	988,332
		Airlines—0.6%
25,000		Delta Air Lines, Inc.	936,500
		Apparel—0.4%
2,000	[1]	Ann, Inc.	73,500
1,300		Carter's, Inc.	99,528
2,300		Guess ?, Inc.	59,823
4,900		V.F. Corp.	300,223
		TOTAL	533,074
		AT&T Divestiture—1.0%
33,400		AT&T, Inc.	1,188,706
6,700		Verizon Communications, Inc.	337,814
		TOTAL	1,526,520
		Auto Components—0.5%
12,500		Goodyear Tire & Rubber Co.	314,625
4,100		Lear Corp.	386,097
		TOTAL	700,722
		Auto Manufacturing—0.7%
26,800		Ford Motor Co.	456,136
5,000	[1]	TRW Automotive Holdings Corp.	511,450
		TOTAL	967,586
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Shares			Value
		COMMON STOCKS—continued
		Auto Original Equipment Manufacturers—0.9%
300	[1]	AutoZone, Inc.	$155,109
15,600		Johnson Controls, Inc.	736,944
1,800	[1]	O'Reilly Automotive, Inc.	270,000
2,200	[1]	Tenneco Automotive, Inc.	140,140
		TOTAL	1,302,193
		Auto Rentals—0.5%
6,700	[1]	United Rentals, Inc.	709,530
		Biotechnology—3.6%
6,800	[1]	Alexion Pharmaceuticals, Inc.	1,081,132
1,400		Amgen, Inc.	178,346
3,200	[1]	Biogen Idec, Inc.	1,070,048
6,400	[1]	Celgene Corp.	557,760
13,300	[1]	Gilead Sciences, Inc.	1,217,615
4,500	[1]	Illumina, Inc.	719,595
1,500	[1]	Regeneron Pharmaceuticals, Inc.	474,330
		TOTAL	5,298,826
		Broadcasting—0.8%
13,589	[1]	DIRECTV Group, Inc.	1,169,334
		Building Materials—0.3%
4,200		Fortune Brands Home & Security, Inc.	158,718
3,300		Lennox International, Inc.	281,556
		TOTAL	440,274
		Building Supply Stores—0.5%
4,300		Home Depot, Inc.	347,655
7,700		Lowe's Cos., Inc.	368,445
		TOTAL	716,100
		Cable TV—0.6%
5,300		Time Warner, Inc.	440,006
6,000		Viacom, Inc., Class B	496,020
		TOTAL	936,026
		Capital Markets—0.2%
5,800		Franklin Resources, Inc.	314,070
		Closed End Fund—0.4%
4,500	[1]	Berkshire Hathaway, Inc.	564,435
		Clothing Stores—1.1%
1,700		Children's Place, Inc./The	85,340
14,000		Gap (The), Inc.	561,540
4,900		Hanesbrands, Inc.	478,779
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Clothing Stores—continued
5,300	[1]	Michael Kors Holdings Ltd.	$431,844
		TOTAL	1,557,503
		Commodity Chemicals—1.7%
4,600		Celanese Corp.	267,766
5,200		Dow Chemical Co.	265,564
4,400		Eastman Chemical Co.	346,632
7,800		LyondellBasell Industries NV	828,750
1,500		PPG Industries, Inc.	297,540
3,000		RPM International, Inc.	132,540
4,800		Westlake Chemical Corp.	419,472
		TOTAL	2,558,264
		Communications Equipment—0.3%
20,800		Juniper Networks, Inc.	489,632
		Computer Peripherals—2.1%
6,400		Lexmark International, Inc., Class A	307,392
19,800		NetApp, Inc.	769,032
9,200		Sandisk Corp.	843,732
12,000		Western Digital Corp.	1,197,960
		TOTAL	3,118,116
		Computer Services—0.3%
4,100		Global Payments, Inc.	284,007
2,634	[1]	Synnex Corp.	169,893
		TOTAL	453,900
		Computer Stores—1.8%
10,800		GameStop Corp.	453,276
42,649	[1]	Ingram Micro, Inc., Class A	1,224,026
2,100	[1]	Insight Enterprises, Inc.	55,167
13,862	[1]	Tech Data Corp.	870,395
		TOTAL	2,602,864
		Computers - High End—0.8%
6,500		IBM Corp.	1,245,855
		Computers - Midrange—1.4%
59,700		Hewlett-Packard Co.	2,125,917
		Construction Machinery—1.8%
6,300		Caterpillar, Inc.	634,725
4,900		Joy Global, Inc.	290,374
38,200		Trinity Industries, Inc.	1,667,048
		TOTAL	2,592,147
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Shares			Value
		COMMON STOCKS—continued
		Cosmetics & Toiletries—0.7%
21,400		Avon Products, Inc.	$282,480
3,800		Estee Lauder Cos., Inc., Class A	279,148
3,300		International Flavors & Fragrances, Inc.	333,267
5,400	[1]	Sally Beauty Holdings, Inc.	140,130
		TOTAL	1,035,025
		Crude Oil & Gas Production—2.0%
11,200		Apache Corp.	1,149,792
22,200		Chesapeake Energy Corp.	585,414
6,700		Devon Energy Corp.	505,850
6,100		EOG Resources, Inc.	667,584
		TOTAL	2,908,640
		Defense Aerospace—2.0%
3,200		Alliant Techsystems, Inc.	415,776
5,900	[1]	B/E Aerospace, Inc.	502,326
2,700		Boeing Co.	325,296
5,500		General Dynamics Corp.	642,235
6,800		Lockheed Martin Corp.	1,135,396
		TOTAL	3,021,029
		Defense Electronics—1.6%
3,500		L-3 Communications Holdings, Inc.	367,360
10,300		Northrop Grumman Corp.	1,269,681
7,300		Raytheon Co.	662,621
		TOTAL	2,299,662
		Department Stores—1.8%
2,600		Dillards, Inc., Class A	309,972
14,900		Kohl's Corp.	797,746
16,600		Macy's, Inc.	959,314
10,900		Target Corp.	649,531
		TOTAL	2,716,563
		Discount Department Stores—0.7%
5,400		Foot Locker, Inc.	256,662
9,700		Wal-Mart Stores, Inc.	713,726
		TOTAL	970,388
		Diversified Leisure—0.6%
7,200		Las Vegas Sands Corp.	531,720
6,200		Royal Caribbean Cruises Ltd.	369,830
		TOTAL	901,550
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Shares			Value
		COMMON STOCKS—continued
		Diversified Oil—0.9%
9,000		Murphy Oil Corp.	$559,170
7,500		Occidental Petroleum Corp.	732,825
		TOTAL	1,291,995
		Diversified Tobacco—0.3%
11,500		Altria Group, Inc.	466,900
		Drug Stores—0.5%
10,200		Walgreen Co.	701,454
		Education & Training Services—0.3%
11,000	[1]	Apollo Group, Inc., Class A	307,230
2,100		DeVry Education Group, Inc.	83,937
1,500	[1]	ITT Educational Services, Inc.	21,345
		TOTAL	412,512
		Electric Utilities—0.2%
4,500		Duke Energy Corp.	324,585
		Electric Utility—2.4%
24,600		AES Corp.	359,406
9,400		American Electric Power Co., Inc.	488,706
13,400		Edison International	734,320
9,700		Entergy Corp.	706,451
17,500		Exelon Corp.	543,900
2,900		PPL Corp.	95,671
16,700		Public Service Enterprises Group, Inc.	587,339
		TOTAL	3,515,793
		Electrical - Radio & TV—0.3%
4,300		Harman International Industries, Inc.	466,765
		Electrical Equipment—0.1%
4,200	[1]	Sanmina Corp.	97,818
		Electronic Equipment Instruments & Components—0.2%
4,600		Garmin Ltd.	253,184
		Electronic Test/Measuring Equipment—0.0%
1,800	[1]	Itron, Inc.	64,764
		Electronics Stores—0.3%
16,800		Best Buy Co., Inc.	499,464
		Ethical Drugs—1.8%
7,200		Abbott Laboratories	303,264
11,400		Eli Lilly & Co.	696,084
4,400		Johnson & Johnson	440,396
2,100		Merck & Co., Inc.	119,154
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Shares			Value
		COMMON STOCKS—continued
		Ethical Drugs—continued
27,500		Pfizer, Inc.	$789,250
3,700	[1]	United Therapeutics Corp.	336,478
		TOTAL	2,684,626
		Financial Services—1.3%
500		American Express Co.	44,000
6,500		Ameriprise Financial, Inc.	777,400
1,600		BlackRock, Inc.	487,568
9,500		Discover Financial Services	580,070
2,500		Nelnet, Inc., Class A	103,075
		TOTAL	1,992,113
		Food Wholesaling—0.3%
5,900		Ingredion, Inc.	434,417
		Gas Utilities—0.1%
2,300		EQT Corp.	215,786
		Generic Drugs—0.3%
7,600	[1]	Mylan, Inc.	375,212
		Grocery Chain—0.9%
25,700		Kroger Co.	1,258,786
		Health Care Providers & Services—0.2%
4,600	[1]	Express Scripts Holding Co.	320,390
		Home Products—0.9%
4,100		Energizer Holdings, Inc.	470,516
2,600		Kimberly-Clark Corp.	270,062
9,100		Newell Rubbermaid, Inc.	295,568
4,600		Tupperware Brands Corp.	334,788
		TOTAL	1,370,934
		Hotels—0.4%
5,000		Marriott International, Inc., Class A	323,550
3,600		Wyndham Worldwide Corp.	271,980
		TOTAL	595,530
		Hotels and Motels—0.1%
400		Wynn Resorts Ltd.	85,280
		Hotels Restaurants & Leisure—0.2%
12,300	[1]	MGM Resorts International	330,132
		Household Appliances—0.7%
7,500		Whirlpool Corp.	1,069,800
		Household Durables—0.3%
4,600		Stanley Black & Decker, Inc.	402,270
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Industrial Machinery—0.5%
4,500		Huntington Ingalls Industries, Inc.	$409,140
9,100		Terex Corp.	314,041
		TOTAL	723,181
		Integrated Domestic Oil—2.1%
17,600		ConocoPhillips	1,452,000
8,200		Hess Corp.	811,636
21,900		Marathon Oil Corp.	848,625
		TOTAL	3,112,261
		Integrated International Oil—1.4%
8,300		Chevron Corp.	1,072,692
9,500		Exxon Mobil Corp.	939,930
		TOTAL	2,012,622
		Internet Services—0.6%
4,500		IAC Interactive Corp.	302,400
700	[1]	NetFlix, Inc.	295,904
200	[1]	Priceline.com, Inc.	248,490
		TOTAL	846,794
		Life Insurance—1.4%
15,100		Assured Guaranty Ltd.	337,032
4,700		MetLife, Inc.	247,220
7,400		Principal Financial Group, Inc.	367,632
11,700		Prudential Financial, Inc.	1,017,549
2,900		StanCorp Financial Group, Inc.	174,986
		TOTAL	2,144,419
		Machinery—0.4%
2,600		Dover Corp.	222,976
6,600		OshKosh Truck Corp.	305,052
		TOTAL	528,028
		Mail Order—0.1%
2,200		HSN, Inc.	122,958
		Medical Supplies—1.4%
4,100	[1]	Align Technology, Inc.	222,261
7,600		Baxter International, Inc.	567,644
7,400		Cardinal Health, Inc.	530,210
7,400	[1]	HCA, Inc.	483,294
1,500		McKesson Corp.	287,790
		TOTAL	2,091,199
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Medical Technology—0.6%
7,300		Medtronic, Inc.	$450,702
6,500		St. Jude Medical, Inc.	423,735
		TOTAL	874,437
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	404,015
		Miscellaneous Food Products—0.6%
13,800		Archer-Daniels-Midland Co.	640,320
7,300		Fresh Del Monte Produce, Inc.	218,562
		TOTAL	858,882
		Money Center Bank—3.8%
62,500		Bank of America Corp.	953,125
15,700		Bank of New York Mellon Corp.	612,928
13,800		Citigroup, Inc.	674,958
29,600		JPMorgan Chase & Co.	1,707,032
14,000		State Street Corp.	986,160
14,700		U.S. Bancorp	617,841
		TOTAL	5,552,044
		Motion Pictures—0.6%
9,500		Walt Disney Co.	815,860
		Multi-Industry Capital Goods—0.6%
2,100		3M Co.	295,869
16,300		General Electric Co.	409,945
5,600		Textron, Inc.	203,672
		TOTAL	909,486
		Multi-Industry Transportation—0.2%
2,100		FedEx Corp.	308,448
		Multi-Line Insurance—1.5%
9,600		Allstate Corp.	561,120
15,500		American International Group, Inc.	805,690
5,500		CIGNA Corp.	495,220
7,900		Lincoln National Corp.	413,881
		TOTAL	2,275,911
		Multi-Utilities—0.3%
7,900		Consolidated Edison Co.	443,111
		Mutual Fund Adviser—0.5%
1,200	[1]	Affiliated Managers Group	239,100
3,600		T. Rowe Price Group, Inc.	279,576
Annual Shareholder Report
15

Shares		Value
	COMMON STOCKS—continued
	Mutual Fund Adviser—continued
3,700	Waddell & Reed Financial, Inc., Class A	$195,323
	TOTAL	713,999
	Office Electronics—0.2%
20,300	Xerox Corp.	269,178
	Office Equipment—0.3%
14,800	Pitney Bowes, Inc.	400,488
	Office Supplies—0.1%
4,500	Avery Dennison Corp.	212,445
	Oil Gas & Consumable Fuels—0.8%
11,000	Phillips 66	892,210
4,500	SM Energy Co.	353,430
	TOTAL	1,245,640
	Oil Refiner—1.5%
11,600	HollyFrontier Corp.	545,316
7,900	Marathon Petroleum Corp.	659,492
19,000	Valero Energy Corp.	965,200
	TOTAL	2,170,008
	Oil Service, Explore & Drill—0.5%
6,400	Helmerich & Payne, Inc.	680,064
	Oil Well Supply—0.8%
5,900	Baker Hughes, Inc.	405,743
3,900	Halliburton Co.	269,061
5,600	National-Oilwell, Inc.	453,824
	TOTAL	1,128,628
	Other Communications Equipment—0.8%
7,600	Harris Corp.	518,852
11,800	Skyworks Solutions, Inc.	598,968
	TOTAL	1,117,820
	Packaged Foods—0.8%
20,300	ConAgra Foods, Inc.	611,639
4,400	Kellogg Co.	263,252
9,400	Mondelez International, Inc.	338,400
	TOTAL	1,213,291
	Paper & Forest Products—0.1%
5,600	Domtar, Corp.	201,152
	Paper Products—0.5%
7,800	International Paper Co.	370,500
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued
		Paper Products—continued
3,600		Rock-Tenn Co.	$357,948
		TOTAL	728,448
		Personal & Household—0.2%
5,800		Nu Skin Enterprises, Inc., Class A	340,402
		Personal Loans—0.7%
13,700		Capital One Financial Corp.	1,089,698
		Personnel Agency—0.3%
4,500		Manpower, Inc.	350,505
3,400		Robert Half International, Inc.	165,410
		TOTAL	515,915
		Pharmaceuticals—0.2%
6,300		AbbVie, Inc.	329,742
		Poultry Products—0.1%
2,400		Sanderson Farms, Inc.	218,616
		Printing—0.1%
9,700		Donnelley (R.R.) & Sons Co.	168,392
		Property Liability Insurance—2.8%
6,900		Ace Ltd.	690,690
4,500		Chubb Corp.	390,195
5,200		Everest Re Group Ltd.	810,732
10,700		HCC Insurance Holdings, Inc.	499,476
5,200		PartnerRe Ltd.	542,672
3,900		Platinum Underwriters Holdings Ltd.	228,540
11,200		The Travelers Cos., Inc.	1,003,072
		TOTAL	4,165,377
		Railroad—0.2%
3,700		Union Pacific Corp.	363,747
		Recreational Vehicles—0.1%
1,400		Polaris Industries, Inc., Class A	206,556
		Regional Banks—4.5%
23,300		BB&T Corp.	862,566
1,700		City National Corp.	127,925
7,300		Comerica, Inc.	366,898
29,600		Fifth Third Bancorp	606,208
17,200		Huntington Bancshares, Inc.	168,904
30,200		KeyCorp	408,908
12,900		PNC Financial Services Group	1,065,024
9,100	[1]	Popular, Inc.	290,290
Annual Shareholder Report
17

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
2,600	[1]	SVB Financial Group	$283,452
22,700		SunTrust Banks, Inc.	863,735
29,100		Wells Fargo & Co.	1,481,190
7,200		Zions Bancorp	207,504
		TOTAL	6,732,604
		Rental & Leasing Services—0.1%
3,200		Rent-A-Center, Inc.	76,608
		Restaurants—0.4%
800	[1]	Chipotle Mexican Grill, Inc.	538,000
		Road & Rail—0.2%
2,700		Norfolk Southern Corp.	274,482
		Securities Brokerage—1.1%
6,600		Goldman Sachs Group, Inc.	1,140,942
10,700		Morgan Stanley	346,038
6,000		TD Ameritrade Holding Corp.	192,720
		TOTAL	1,679,700
		Semiconductor Distribution—1.4%
25,913	[1]	Arrow Electronics, Inc.	1,501,658
14,515		Avnet, Inc.	614,420
		TOTAL	2,116,078
		Semiconductor Manufacturing—1.0%
23,500		Intel Corp.	796,415
5,500	[1]	Omnivision Technologies, Inc.	123,200
12,800		Texas Instruments, Inc.	592,000
		TOTAL	1,511,615
		Semiconductors & Semiconductor Equipment—0.3%
11,100		Broadcom Corp.	424,686
		Services to Medical Professionals—3.3%
8,200		Aetna, Inc.	635,746
2,000	[1]	Henry Schein, Inc.	232,500
7,600		Humana, Inc.	894,140
3,100	[1]	Laboratory Corp. of America Holdings	321,439
2,800		Omnicare, Inc.	175,000
7,600		Quest Diagnostics, Inc.	464,360
12,700		UnitedHealth Group, Inc.	1,029,335
10,773		Wellpoint, Inc.	1,182,983
		TOTAL	4,935,503
Annual Shareholder Report
18

Shares			Value
		COMMON STOCKS—continued
		Soft Drinks—1.3%
14,400		Coca-Cola Enterprises, Inc.	$654,480
13,800		Dr. Pepper Snapple Group, Inc.	810,888
5,700		PepsiCo, Inc.	502,170
		TOTAL	1,967,538
		Software Packaged/Custom—2.2%
19,200		CA, Inc.	554,496
2,000	[1]	Commvault Systems, Inc.	96,040
7,300		Computer Sciences Corp.	455,447
11,700	[1]	Electronic Arts, Inc.	393,120
2,700	[1]	F5 Networks, Inc.	303,993
14,900		Oracle Corp.	601,811
35,500		Symantec Corp.	839,930
		TOTAL	3,244,837
		Specialty Chemicals—0.7%
2,500		Airgas, Inc.	267,300
4,200		Ashland, Inc.	439,530
12,400		Huntsman Corp.	323,020
		TOTAL	1,029,850
		Specialty Retailing—2.0%
8,000		Abercrombie & Fitch Co., Class A	314,720
2,600	[1]	AutoNation, Inc.	138,632
8,100	[1]	Bed Bath & Beyond, Inc.	512,649
2,900		Big Lots, Inc.	126,875
13,887		CVS Caremark Corp.	1,060,411
4,500	[1]	Dollar General Corp.	248,535
3,800		GNC Acquisition Holdings, Inc.	124,678
2,700		Nordstrom, Inc.	186,921
16,300		Staples, Inc.	188,917
1,400		Williams-Sonoma, Inc.	93,898
		TOTAL	2,996,236
		Technology Hardware & Equipment—0.2%
11,900		EMC Corp.	348,670
		Telecommunication Equipment & Services—1.6%
2,400	[1]	Anixter International, Inc.	206,328
29,900		Cisco Systems, Inc.	754,377
22,800		Corning, Inc.	448,020
12,300		Qualcomm, Inc.	906,510
		TOTAL	2,315,235
Annual Shareholder Report
19

Shares			Value
		COMMON STOCKS—continued
		Telephone Utility—0.7%
26,200		CenturyLink, Inc.	$1,028,088
		Textiles Apparel & Luxury Goods—0.3%
3,700		PVH Corp.	407,666
		Toys & Games—0.5%
7,600		Hasbro, Inc.	379,696
10,400		Mattel, Inc.	368,420
		TOTAL	748,116
		Undesignated Consumer Cyclicals—0.3%
8,300		Herbalife Ltd.	434,920
2,100		Weight Watchers International, Inc.	45,549
		TOTAL	480,469
		Uniforms—0.6%
6,500		Cintas Corp.	406,900
6,900		Lam Research Corp.	483,000
		TOTAL	889,900
		TOTAL COMMON STOCKS (IDENTIFIED COST $115,010,901)	145,037,328
		INVESTMENT COMPANY—2.5%
3,599,784	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	3,599,784
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $118,610,685)[4]	148,637,112
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(671,433)
		TOTAL NET ASSETS—100%	$147,965,679
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $118,740,467.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Annual Shareholder Report
20

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.26	$12.73	$12.48	$10.54	$9.91
Income From Investment Operations:
Net investment income	0.08[1]	0.09[1]	0.06[1]	0.03[1]	0.05[1]
Net realized and unrealized gain on investments	3.23	4.49	0.19	1.96	0.67
TOTAL FROM INVESTMENT OPERATIONS	3.31	4.58	0.25	1.99	0.72
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	—	(0.05)	(0.09)
Net Asset Value, End of Period	$20.47	$17.26	$12.73	$12.48	$10.54
Total Return[2]	19.21%	36.10%	2.00%	18.87%	7.18%
Ratios to Average Net Assets:
Net expenses	1.35%	1.35%	1.35%	1.34%	1.29%
Net investment income	0.41%	0.59%	0.48%	0.21%	0.44%
Expense waiver/reimbursement[3]	0.08%	0.16%	0.40%	0.31%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,678	$34,092	$29,365	$40,227	$54,437
Portfolio turnover	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.55	$12.26	$12.12	$10.27	$9.66
Income From Investment Operations:
Net investment income (loss)	(0.07)[1]	(0.03)[1]	(0.04)[1]	(0.07)[1]	(0.04)[1]
Net realized and unrealized gain on investments	3.09	4.32	0.18	1.92	0.65
TOTAL FROM INVESTMENT OPERATIONS	3.02	4.29	0.14	1.85	0.61
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.00)[2]
Net Asset Value, End of Period	$19.57	$16.55	$12.26	$12.12	$10.27
Total Return[3]	18.25%	34.99%	1.16%	18.01%	6.33%
Ratios to Average Net Assets:
Net expenses	2.15%	2.15%	2.15%	2.13%	2.08%
Net investment income (loss)	(0.38)%	(0.21)%	(0.32)%	(0.59)%	(0.36)%
Expense waiver/reimbursement[4]	0.06%	0.11%	0.36%	0.29%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,052	$27,674	$24,440	$31,129	$39,524
Portfolio turnover	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.09	$12.62	$12.44	$10.52	$9.91
Income From Investment Operations:
Net investment income (loss)	(0.01)[1]	0.02[1]	(0.00)[1,2]	(0.04)[1]	(0.01)[1]
Net realized and unrealized gain on investments	3.20	4.45	0.18	1.97	0.68
TOTAL FROM INVESTMENT OPERATIONS	3.19	4.47	0.18	1.93	0.67
Less Distributions:
Distributions from net investment income	(0.03)	—	—	(0.01)	(0.06)
Net Asset Value, End of Period	$20.25	$17.09	$12.62	$12.44	$10.52
Total Return[3]	18.68%	35.42%	1.45%	18.33%	6.71%
Ratios to Average Net Assets:
Net expenses	1.81%	1.83%	1.85%	1.83%	1.75%
Net investment income (loss)	(0.05)%	0.11%	(0.02)%	(0.31)%	(0.09)%
Expense waiver/reimbursement[4]	0.00%[5]	0.02%	0.25%	0.19%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,467	$4,089	$2,718	$2,973	$2,300
Portfolio turnover	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$17.45	$12.87	$12.61	$10.66	$10.02
Income From Investment Operations:
Net investment income	0.13[1]	0.12[1]	0.09[1]	0.05[1]	0.08[1]
Net realized and unrealized gain on investments	3.27	4.55	0.19	1.99	0.68
TOTAL FROM INVESTMENT OPERATIONS	3.40	4.67	0.28	2.04	0.76
Less Distributions:
Distributions from net investment income	(0.14)	(0.09)	(0.02)	(0.09)	(0.12)
Net Asset Value, End of Period	$20.71	$17.45	$12.87	$12.61	$10.66
Total Return[2]	19.54%	36.46%	2.23%	19.14%	7.54%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.08%	1.01%
Net investment income	0.65%	0.84%	0.73%	0.45%	0.69%
Expense waiver/reimbursement[3]	0.00%[4]	0.05%	0.27%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,770	$39,932	$39,101	$43,197	$41,958
Portfolio turnover	31%	99%	164%	154%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Assets and Liabilities
July 31, 2014
Assets:
Total investment in securities, at value including $3,599,784 of investment in an affiliated holding (Note 5) (identified cost $118,610,685)		$148,637,112
Income receivable		113,069
Receivable for shares sold		224,394
TOTAL ASSETS		148,974,575
Liabilities:
Payable for investments purchased	$791,598
Payable for shares redeemed	61,971
Payable for transfer agent fee	38,505
Payable for distribution services fee (Note 5)	25,194
Payable for other service fees (Notes 2 and 5)	19,097
Payable for share registration costs	25,750
Accrued expenses (Note 5)	46,781
TOTAL LIABILITIES		1,008,896
Net assets for 7,275,604 shares outstanding		$147,965,679
Net Assets Consist of:
Paid-in capital		$220,052,204
Net unrealized appreciation of investments		30,026,427
Accumulated net realized loss on investments		(102,447,697)
Undistributed net investment income		334,745
TOTAL NET ASSETS		$147,965,679
Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($44,677,766 ÷ 2,183,047 shares outstanding), no par value, unlimited shares authorized	$20.47
Offering price per share (100/94.50 of $20.47)	$21.66
Redemption proceeds per share	$20.47
Class C Shares:
Net asset value per share ($35,051,656 ÷ 1,791,187 shares outstanding), no par value, unlimited shares authorized	$19.57
Offering price per share	$19.57
Redemption proceeds per share (99.00/100 of $19.57)	$19.37
Class R Shares:
Net asset value per share ($5,466,612 ÷ 269,980 shares outstanding), no par value, unlimited shares authorized	$20.25
Offering price per share	$20.25
Redemption proceeds per share	$20.25
Institutional Shares:
Net asset value per share ($62,769,645 ÷ 3,031,390 shares outstanding), no par value, unlimited shares authorized	$20.71
Offering price per share	$20.71
Redemption proceeds per share	$20.71
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
27

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Dividends (including $1,690 received from an affiliated holding (Note 5))			$2,138,129
Expenses:
Investment adviser fee (Note 5)		$911,171
Administrative fee (Note 5)		94,908
Custodian fees		10,294
Transfer agent fee (Note 2)		180,170
Directors'/Trustees' fees (Note 5)		1,570
Auditing fees		23,800
Legal fees		14,057
Portfolio accounting fees		80,532
Distribution services fee (Note 5)		260,427
Other service fees (Notes 2 and 5)		177,709
Share registration costs		49,495
Printing and postage		36,709
Miscellaneous (Note 5)		13,357
TOTAL EXPENSES		1,854,199
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	$(3,059)
Reimbursement of other operating expenses (Notes 2 and 5)	(48,300)
TOTAL REIMBURSEMENTS		(51,359)
Net expenses			1,802,840
Net investment income			335,289
Realized and Unrealized Gain on Investments:
Net realized gain on investments			9,164,512
Net change in unrealized appreciation of investments			10,835,601
Net realized and unrealized gain on investments			20,000,113
Change in net assets resulting from operations			$20,335,402
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
28

Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$335,289	$486,387
Net realized gain on investments	9,164,512	16,243,619
Net change in unrealized appreciation/depreciation of investments	10,835,601	14,544,294
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,335,402	31,274,300
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(197,693)	(106,540)
Class R Shares	(7,299)	—
Institutional Shares	(281,875)	(261,222)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(486,867)	(367,762)
Share Transactions:
Proceeds from sale of shares	49,369,736	11,741,209
Net asset value of shares issued to shareholders in payment of distributions declared	472,234	356,920
Cost of shares redeemed	(27,511,670)	(32,842,623)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	22,330,300	(20,744,494)
Change in net assets	42,178,835	10,162,044
Net Assets:
Beginning of period	105,786,844	95,624,800
End of period (including undistributed net investment income of $334,745 and $486,323, respectively)	$147,965,679	$105,786,844
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
29

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report
30

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended July 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$66,136	$(30,506)
Class C Shares	$61,821	$(17,794)
Class R Shares	$13,732	$—
Institutional Shares	$38,481	$—
TOTAL	$180,170	$(48,300)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$98,630
Class C Shares	79,079
TOTAL	$177,709
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	642,335	$12,308,397	231,485	$3,568,491
Shares issued to shareholders in payment of distributions declared	9,944	190,534	7,539	102,227
Shares redeemed	(444,825)	(8,470,347)	(570,687)	(8,308,541)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	207,454	$4,028,584	(331,663)	$(4,637,823)

Year Ended July 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	489,748	$8,920,830	266,944	$3,858,944
Shares redeemed	(370,986)	(6,763,414)	(588,695)	(8,276,741)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	118,762	$2,157,416	(321,751)	$(4,417,797)

Year Ended July 31	2014		2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	135,839	$2,583,244	92,593	$1,367,905
Shares issued to shareholders in payment of distributions declared	384	7,299	—	—
Shares redeemed	(105,525)	(1,968,844)	(68,716)	(1,004,027)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	30,698	$621,699	23,877	$363,878

Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,276,458	$25,557,265	199,183	$2,945,869
Shares issued to shareholders in payment of distributions declared	14,181	274,401	18,604	254,693
Shares redeemed	(547,542)	(10,309,065)	(967,066)	(15,253,314)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	743,097	$15,522,601	(749,279)	$(12,052,752)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,100,011	$22,330,300	(1,378,816)	$(20,744,494)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2014 and 2013 was as follows:
	2014	2013
Ordinary income	$486,867	$367,762
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As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$334,745
Net unrealized appreciation	$29,896,645
Capital loss carryforwards	$(102,317,915)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2014, the cost of investments for federal tax purposes was $118,740,467. The net unrealized appreciation of investments for federal tax purposes was $29,896,645. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,783,108 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,886,463.
At July 31, 2014, the Fund had a capital loss carryforward of $102,317,915 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$32,727,034	NA	$32,727,034
2018	$69,590,881	NA	$69,590,881
As a result of the tax-free transfer of assets from Federated MDT Tax Aware/All Cap Core Fund, the use of certain capital loss carryforwards listed above may be limited.
The Fund used capital loss carryforwards of $9,157,025 to offset capital gains realized during the year ended July 31, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2014, the Adviser voluntarily reimbursed $48,300 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$237,236
Class R Shares	23,191
TOTAL	$260,427
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, FSC retained $25,313 of fees paid by the Fund. For the year ended July 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC retained $9,432 in sales charges from the sale of Class A Shares. FSC also retained $1,563 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2014, FSSC received $3,572 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.35%, 2.15% and 1.10% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2014, the Adviser reimbursed $3,059. Transactions involving the affiliated holding during the year ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	2,182,008
Purchases/Additions	42,417,265
Sales/Reductions	(40,999,489)
Balance of Shares Held 7/31/2014	3,599,784
Value	$3,599,784
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Federated Prime Value Obligations Fund, Institutional Shares
Dividend Income	$1,690
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2014, were as follows:
Purchases	$58,464,367
Sales	$36,936,348
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2014, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2014, 100% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt all cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT All Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,099.40	$7.03
Class C Shares	$1,000	$1,095.10	$11.17
Class R Shares	$1,000	$1,097.00	$9.46
Institutional Shares	$1,000	$1,101.00	$5.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class C Shares	$1,000	$1,014.13	$10.74
Class R Shares	$1,000	$1,015.77	$9.10
Institutional Shares	$1,000	$1,019.34	$5.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class C Shares	2.15%
Class R Shares	1.82%
Institutional Shares	1.10%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT All Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
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or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT All Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R718
CUSIP 31421R304
37309 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	QABGX
C	QCBGX
R	QKBGX
Institutional	QIBGX

Federated MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Balanced Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2014, was 13.06% for Class A Shares, 12.14% for Class C Shares, 13.30% for Institutional Shares and 12.72% for Class R Shares. Over the same period, the Fund's custom blended benchmark (“Blended Index”),1 which consists of a 60%/40% blend of the Standard & Poor's 500 Index (S&P 500)2 and the Barclays U.S. Aggregate Bond Index (BAB),3 returned 11.69%. The total return of the Morningstar Moderate Allocation Funds Average (MMAFA),4 a peer group average for the Fund, was 10.59% during the period. The Fund's and the MMACA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Blended Index.
During the reporting period, the Fund's investment strategy focused on asset allocation, security selection within the equity segment of the portfolio and sector and yield curve positioning within the fixed-income segment of the portfolio. These were the most significant factors affecting the Fund's performance relative to the Blended Index during the reporting period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MArket Overview
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 16.37% return on the Russell 3000® Index.5 Large-cap stocks led the way with the Russell Top 200® Index6 returning 17.38%, closely followed by mid-cap stocks with a 16.36% return on the Russell Midcap® Index.7 Small-cap stocks8 posted a moderate gain with the Russell 2000® Index9 returning 8.56%. Growth stocks outperformed value stocks during the reporting period with the Russell 3000® Growth Index10 returning 17.89% as compared to 14.87% for the Russell 3000® Value Index.11
International equities12 in developed markets underperformed the domestic equity market during the reporting period with the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index13 returning 15.07%. Emerging market14 equities performed slightly better, but still trailed returns on domestic equities with the MSCI Emerging Markets Index15 returning 15.32% during the reporting period.
Real Estate Investment Trust (REIT)16 fundamentals benefited from improvement in employment conditions while valuations fluctuated with the increase in longer term interest rates late in 2013 and subsequent decline thus far in 2014. Over the reporting period, the MSCI US REIT Index17 returned 12.55%.
Annual Shareholder Report

Interest rates at intermediate maturities moved higher over the reporting period while those at the long-end of the treasury curve finished largely unchanged causing the overall curve to flatten. Credit sensitive instruments performed well as spreads relative to U.S. treasury instruments declined. For the period the BAB returned 3.97%.
ASSET ALLOCATION
During the 12-month reporting period, equity investments accounted for an average of approximately 67% of the portfolio, while fixed-income and cash investments accounted for an average of 33%. Though allocations fluctuated with the swings in the market, the Fund remained overweight in equities and underweight in bonds relative to its typical 60%/40% posture, which helped performance during the period. The allocation to cash was larger than normal in an effort to reduce the Fund's overall exposure to interest rate risk. This contributed negatively to performance as the return on fixed income investments exceeded the return on cash. Within the equity allocation, REIT investments were increased late in the period while the mix between domestic and international was consistently weighted towards domestic.
EQUITIES
Domestic equity investments, which were managed using Federated MDT's proprietary Optimum Q process, outperformed the Russell 3000® Index during the reporting period. Investments in the Industrials, Consumer Staples and Health Care sectors were the most significant positive factors in the Fund's domestic equity performance relative to the Russell 3000® Index, while investments in the Information Technology sector were the most significant negative contributor to relative results.
FIXED INCOME
During the 12-month reporting period, the fixed-income portion of the Fund outperformed the BAB with sector management as the most significant contributor to relative results. Overweight positions in high yield,18 investment-grade credit and emerging market debt all helped performance during the period. Alternatively, the flatter yield curve with higher short- and intermediate-term rates hurt Fund performance as the portfolio was positioned for the curve to steepen.
1	The Fund's Blended Index, which reflects 60% of the S&P 500 and 40% of the BAB, is being used for comparison purposes because, although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it is more reflective of the Fund's balanced investment style.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500 Index, one of the Fund's broad-based securities market indices. The S&P 500's return for the 12-month reporting period was 16.93%.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the BAB, one of the Fund's broad-based securities market indices. The BAB's return for the 12-month reporting period was 3.97%.
Annual Shareholder Report

4	Please see the footnotes to the line graphs below for definitions of, and further information about, the MMAFA.
5	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
6	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
7	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
8	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
9	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
10	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
11	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
12	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.
13	The MSCI EAFE Index measures international equity performance. It comprises 22 MSCI country indices, representing the developed markets outside of North America. The index is unmanaged, and it is not possible to invest directly in an index.
14	Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
15	The MSCI Emerging Markets Index is an unmanaged index consisting of 21 emerging market countries. The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

16	Investments in real estate investment trusts (REITs) involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks.
17	The MSCI US REIT Index broadly and fairly represents the equity REIT opportunity set with proper investability screens to ensure that the index is investable and replicable. The index represents approximately 85% of the US REIT universe. The index is unmanaged, and it is not possible to invest directly in an index.
18	High-yield, lower-rated securities generally entail greater market, credit and liquidity risk than investment-grade securities and may include higher volatility and higher risk of default. Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Balanced Fund2 from July 31, 2004 to July 31, 2014, compared to the Standard and Poor's 500 Index (S&P 500),3 the Barclays U.S. Aggregate Bond Index (BAB),4 60% S&P 500/40% BAB (Blended Index) and the Morningstar Moderate Allocation Funds Average (MMAFA).5 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2014
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Periods Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares[6]	6.81%	9.83%	5.51%
Class C Shares[6]	11.14%	10.24%	5.30%
Class R Shares[6]	12.72%	10.61%	5.66%
Institutional Shares[6]	13.30%	11.35%	6.37%
S&P 500	16.94%	16.79%	8.00%
BAB	3.97%	4.47%	4.80%
Blended Index	11.69%	11.97%	7.00%
MMAFA	10.59%	10.96%	6.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and BAB and MMAA have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Balanced Fund.
3	The S&P 500 Index, a broad-based securities market index of the Fund, is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
Annual Shareholder Report

4	The BAB Index, a broad-based securities market index of the Fund, is an unmanaged index composed of securities from the Barclay's Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization. The BAB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The BAB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
5	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. Morningstar figures do not reflect sales charges. It is not possible to invest directly in an average.
6	The start of performance date for the Fund's Class A Shares, Class C Shares and Class R Shares was October 1, 2002. Class A Shares and Class C Shares commenced operations on September 15, 2005, and Class R Shares commenced operations on December 12, 2006, respectively. Performance results shown before those dates are for the Fund's Institutional Shares and have been adjusted for the maximum sales charges, maximum contingent deferred sales charges and total annual operating expenses applicable to each class. The Fund's Institutional Shares commenced operations on October 1, 2002. Subject to the expense adjustments noted above, the Fund's Class A Shares, Class C Shares and Class R Shares annual returns would be substantially similar to those of the Institutional Shares because Shares of each class are invested in the same portfolio of securities.
Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Domestic Equity Securities	55.9%
Corporate Debt Securities	15.0%
International Equity Securities (including International Exchange-Traded Fund)	10.4%
Mortgage-Backed Securities[2]	5.3%
Collateralized Mortgage Obligations	2.2%
U.S. Treasury Securities[3]	2.0%
Asset-Backed Securities	1.3%
Trade Finance Agreements	1.0%
Commercial Mortgage-Backed Securities	0.3%
Foreign Debt Securities	0.2%
Municipal Bond	0.1%
Floating Rate Loan[4]	0.0%
Derivative Contracts[4,5]	0.0%
Other Security Types[4,6]	0.0%
Cash Equivalents[7]	7.3%
Other Assets and Liabilities—Net[8]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Also includes $90,703 held in U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of purchased call options and purchased put options.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

At July 31, 2014, the Fund's industry composition9 for its equity securities (excluding exchange-traded funds) was as follows:
Industry Composition	Percentage of Equity Securities
Oil Gas & Consumable Fuels	8.4%
Banks	7.6%
Real Estate Investment Trusts	6.5%
Health Care Providers & Services	5.0%
Insurance	5.0%
Technology Hardware Storage & Peripherals	4.4%
Electronic Equipment Instruments & Components	3.8%
Aerospace & Defense	3.6%
Specialty Retail	3.6%
Capital Markets	3.4%
Biotechnology	3.1%
Machinery	3.1%
Food & Staples Retailing	2.7%
Chemicals	2.6%
Multiline Retail	2.3%
Diversified Telecommunication Services	2.0%
Food Products	1.9%
Communications Equipment	1.8%
Semiconductors & Semiconductor Equipment	1.8%
Pharmaceuticals	1.7%
Airlines	1.6%
Electric Utilities	1.6%
Household Durables	1.5%
Software	1.5%
Auto Components	1.3%
Beverages	1.3%
Media	1.3%
Consumer Finance	1.1%
IT Services	1.1%
Energy Equipment & Services	1.0%
Annual Shareholder Report

Industry Composition	Percentage of Equity Securities
Health Care Equipment & Supplies	1.0%
Personal Products	1.0%
Textiles Apparel & Luxury Goods	1.0%
Other[10]	9.4%
TOTAL	100.0%
9	Industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
10	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's equity securities have been aggregated under the designation “Other.”
Annual Shareholder Report

Portfolio of Investments
July 31, 2014
Shares or Principal Amount			Value
		COMMON STOCKS—58.1%
		Aerospace & Defense—2.1%
1,700		Alliant Techsystems, Inc.	$220,881
2,300	[1]	B/E Aerospace, Inc.	195,822
900		Boeing Co.	108,432
1,500		General Dynamics Corp.	175,155
1,500		Huntington Ingalls Industries, Inc.	136,380
2,400		L-3 Communications Holdings, Inc.	251,904
3,500		Lockheed Martin Corp.	584,395
6,900		Northrop Grumman Corp.	850,563
3,800		Raytheon Co.	344,926
1,600		Textron, Inc.	58,192
		TOTAL	2,926,650
		Air Freight & Logistics—0.1%
1,100		FedEx Corp.	161,568
		Airlines—0.9%
6,600		Alaska Air Group, Inc.	290,202
9,700		Delta Air Lines, Inc.	363,362
7,800		Southwest Airlines Co.	220,584
9,800	[1]	United Continental Holdings, Inc.	454,622
		TOTAL	1,328,770
		Auto Components—0.8%
7,100		Goodyear Tire & Rubber Co.	178,707
5,900		Johnson Controls, Inc.	278,716
3,300		Lear Corp.	310,761
1,800	[1]	TRW Automotive Holdings Corp.	184,122
1,800	[1]	Tenneco, Inc.	114,660
		TOTAL	1,066,966
		Automobiles—0.2%
19,700		Ford Motor Co.	335,294
		Banks—4.4%
12,700		BB&T Corp.	470,154
37,800		Bank of America Corp.	576,450
8,000		Citigroup, Inc.	391,280
5,200		Comerica, Inc.	261,352
20,900		Fifth Third Bancorp	428,032
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Banks—continued
13,300		Huntington Bancshares, Inc.	$130,606
16,600		JPMorgan Chase & Co.	957,322
21,000		KeyCorp	284,340
7,800		PNC Financial Services Group	643,968
6,300	[1]	Popular, Inc.	200,970
19,500		SunTrust Banks, Inc.	741,975
8,000		U.S. Bancorp	336,240
13,800		Wells Fargo & Co.	702,420
2,400		Zions Bancorp	69,168
		TOTAL	6,194,277
		Beverages—0.7%
7,500		Coca-Cola Enterprises, Inc.	340,875
7,900		Dr. Pepper Snapple Group, Inc.	464,204
2,600		PepsiCo, Inc.	229,060
		TOTAL	1,034,139
		Biotechnology—1.8%
3,500	[1]	Alexion Pharmaceuticals, Inc.	556,465
300		Amgen, Inc.	38,217
1,600	[1]	Biogen Idec, Inc.	535,024
2,900	[1]	Celgene Corp.	252,735
7,200	[1]	Gilead Sciences, Inc.	659,160
500	[1]	Regeneron Pharmaceuticals, Inc.	158,110
3,300	[1]	United Therapeutics Corp.	300,102
		TOTAL	2,499,813
		Building Products—0.1%
200		Fortune Brands Home & Security, Inc.	7,558
2,200		Lennox International, Inc.	187,704
		TOTAL	195,262
		Capital Markets—2.0%
800	[1]	Affiliated Managers Group	159,400
4,600		Ameriprise Financial, Inc.	550,160
300		Blackrock, Inc.	91,419
1,600		Franklin Resources, Inc.	86,640
4,000		Goldman Sachs Group, Inc.	691,480
7,600		Morgan Stanley	245,784
7,600		State Street Corp.	535,344
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Capital Markets—continued
10,900		The Bank of New York Mellon Corp.	$425,536
		TOTAL	2,785,763
		Chemicals—1.5%
1,000		Airgas, Inc.	106,920
3,300		Ashland, Inc.	345,345
1,500		Dow Chemical Co.	76,605
2,000		Eastman Chemical Co.	157,560
8,400		Huntsman Corp.	218,820
5,500		LyondellBasell Industries NV - Class - A	584,375
1,000		PPG Industries, Inc.	198,360
2,100		RPM International, Inc.	92,778
1,600		Scotts Co.	85,120
2,800		Westlake Chemical Corp.	244,692
		TOTAL	2,110,575
		Commercial Services—0.3%
1,500		Cintas Corp.	93,900
7,600		Donnelley (R.R.) & Sons Co.	131,936
10,000		Pitney Bowes, Inc.	270,600
		TOTAL	496,436
		Communications Equipment—1.1%
21,300		Cisco Systems, Inc.	537,399
5,900		Harris Corp.	402,793
8,200		Juniper Networks, Inc.	193,028
4,700		Qualcomm, Inc.	346,390
		TOTAL	1,479,610
		Consumer Finance—0.6%
6,100		Capital One Financial Corp.	485,194
5,900		Discover Financial Services	360,254
1,600		Nelnet, Inc., Class A	65,968
		TOTAL	911,416
		Containers & Packaging—0.2%
2,800		Avery Dennison Corp.	132,188
1,800		Rock-Tenn Co.	178,974
		TOTAL	311,162
		Diversified Consumer Services—0.4%
8,100	[1]	Apollo Education Group, Inc.	226,233
1,500		DeVry Education Group, Inc.	59,955
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Diversified Consumer Services—continued
300	[1]	Graham Holdings, Co.	$205,725
1,200	[1]	ITT Educational Services, Inc.	17,076
		TOTAL	508,989
		Diversified Financial Services—0.2%
2,200	[1]	Berkshire Hathaway, Inc., Class B	275,946
		Diversified Telecommunication Services—1.1%
21,000		AT&T, Inc.	747,390
18,800		CenturyLink, Inc.	737,712
2,400		Verizon Communications	121,008
		TOTAL	1,606,110
		Electric Utilities—1.0%
3,400		American Electric Power Co., Inc.	176,766
7,000		Edison International	383,600
5,600		Entergy Corp.	407,848
9,500		Exelon Corp.	295,260
2,300		PPL Corp.	75,877
		TOTAL	1,339,351
		Electronic Equipment Instruments & Components—2.2%
1,900	[1]	Anixter International, Inc.	163,343
16,800	[1]	Arrow Electronics, Inc.	973,560
7,100		Avnet, Inc.	300,543
9,700		Corning, Inc.	190,605
4,700	[1]	Ingram Micro, Inc., Class A	134,890
1,900	[1]	Insight Enterprises, Inc.	49,913
1,400	[1]	Itron, Inc.	50,372
7,000	[1]	Sanmina Corp.	163,030
11,300	[1]	Tech Data Corp.	709,527
22,000		Vishay Intertechnology, Inc.	324,060
		TOTAL	3,059,843
		Energy Equipment & Services—0.6%
2,800		Baker Hughes, Inc.	192,556
100		Bristow Group, Inc.	7,137
4,200		Helmerich & Payne, Inc.	446,292
1,900		National-Oilwell, Inc.	153,976
		TOTAL	799,961
		Food & Staples Retailing—1.6%
7,300		CVS Corp.	557,428
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Food & Staples Retailing—continued
20,000		Kroger Co.	$979,600
3,800		Wal-Mart Stores, Inc.	279,604
5,800		Walgreen Co.	398,866
		TOTAL	2,215,498
		Food Products—1.1%
9,300		Archer-Daniels-Midland Co.	431,520
3,100		Bunge Ltd.	244,404
9,700		ConAgra Foods, Inc.	292,261
4,500		Fresh Del Monte Produce, Inc.	134,730
3,700		Ingredion, Inc.	272,431
2,900		Kellogg Co.	173,507
		TOTAL	1,548,853
		Health Care Equipment & Supplies—0.6%
3,800		Abbott Laboratories	160,056
3,000		Baxter International, Inc.	224,070
3,600		Medtronic, Inc.	222,264
3,600		St. Jude Medical, Inc.	234,684
		TOTAL	841,074
		Health Care Providers & Services—2.8%
4,500		Aetna, Inc.	348,885
5,100		CIGNA Corp.	459,204
5,300		Cardinal Health, Inc.	379,745
2,200	[1]	Express Scripts Holding Co.	153,230
3,100	[1]	HCA Holdings, Inc.	202,461
500	[1]	Henry Schein, Inc.	58,125
4,900		Humana, Inc.	576,485
2,100	[1]	Laboratory Corp. of America Holdings	217,749
500		McKesson Corp.	95,930
4,600		Quest Diagnostics, Inc.	281,060
6,700		UnitedHealth Group, Inc.	543,035
6,100		Wellpoint, Inc.	669,841
		TOTAL	3,985,750
		Hotels Restaurants & Leisure—0.5%
2,600		Las Vegas Sand Corp.	192,010
2,800		Royal Caribbean Cruises, Ltd.	167,020
4,100		Wyndham Worldwide Corp.	309,755
		TOTAL	668,785
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Household Durables—0.9%
2,200		Harman International Industries, Inc.	$238,810
3,800		Newell Rubbermaid, Inc.	123,424
2,600		Tupperware Brands Corp.	189,228
4,800		Whirlpool Corp.	684,672
		TOTAL	1,236,134
		Household Products—0.2%
3,100		Energizer Holdings, Inc.	355,756
		Independent Power and Renewable Electricity Producers—0.2%
15,600		AES Corp.	227,916
		Industrial Conglomerates—0.3%
1,500		3M Co.	211,335
11,100		General Electric Co.	279,165
		TOTAL	490,500
		Insurance—2.9%
3,000		Ace, Ltd.	300,300
8,600		American International Group, Inc.	447,028
1,200		Chubb Corp.	104,052
3,200		Everest Re Group Ltd.	498,912
9,400		HCC Insurance Holdings, Inc.	438,792
3,400		MetLife, Inc.	178,840
4,700		PartnerRe Ltd.	490,492
3,600		Platinum Underwriters Holdings Ltd.	210,960
7,300		Prudential Financial	634,881
1,900		StanCorp Financial Group, Inc.	114,646
7,500		The Travelers Cos, Inc.	671,700
		TOTAL	4,090,603
		Internet & Catalog Retail—0.1%
1,300		HSN, Inc.	72,657
300	[1]	NetFlix, Inc.	126,816
		TOTAL	199,473
		Internet Software & Services—0.1%
1,500		IAC Interactive Corp.	100,800
		IT Services—0.6%
4,000		Amdocs Ltd.	181,360
5,400		Computer Sciences Corp.	336,906
2,400		Global Payments, Inc.	166,248
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		IT Services—continued
14,300		Xerox Corp.	$189,618
		TOTAL	874,132
		Leisure Equipment & Products—0.3%
3,200		Hasbro, Inc.	159,872
4,800		Mattel, Inc.	170,040
700		Polaris Industries, Inc.	103,278
		TOTAL	433,190
		Life Sciences Tools & Services—0.3%
2,400	[1]	Illumina, Inc.	383,784
		Machinery—1.8%
4,100		AGCO Corp.	199,711
2,400		Caterpillar, Inc.	241,800
6,000		Deere & Co.	510,660
4,300		Joy Global, Inc.	254,818
3,100		OshKosh Truck Corp.	143,282
6,200		Terex Corp.	213,962
22,500		Trinity Industries, Inc.	981,900
		TOTAL	2,546,133
		Media—0.8%
6,700	[1]	DirecTV	576,535
2,300		Viacom, Inc., Class B - New	190,141
3,500		Walt Disney Co.	300,580
		TOTAL	1,067,256
		Multi-Utilities—0.4%
4,600		Ameren Corp.	176,870
2,500		Consolidated Edison Co.	140,225
6,800		Public Service Enterprises Group, Inc.	239,156
		TOTAL	556,251
		Multi-Line Retail—1.3%
2,400		Big Lots, Inc.	105,000
10,400		Kohl's Corp.	556,816
11,000		Macy's, Inc.	635,690
1,500		Nordstrom, Inc.	103,845
100	[1]	Sears Holdings Corp.	3,815
7,200		Target Corp.	429,048
		TOTAL	1,834,214
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Oil Gas & Consumable Fuels—4.9%
6,000		Apache Corp.	$615,960
6,400		Chesapeake Energy Corp.	168,768
4,400		Chevron Corp.	568,656
11,200		ConocoPhillips	924,000
3,500		Devon Energy Corp.	264,250
2,800		EOG Resources, Inc.	306,432
500		EQT Corp.	46,910
4,300		Exxon Mobil Corp.	425,442
3,200		Hess Corp.	316,736
6,700		HollyFrontier Corp.	314,967
14,900		Marathon Oil Corp.	577,375
4,300		Marathon Petroleum Corp.	358,964
5,400		Murphy Oil Corp.	335,502
4,400		Occidental Petroleum Corp.	429,924
6,500		Phillips 66	527,215
13,900		Valero Energy Corp.	706,120
		TOTAL	6,887,221
		Paper & Forest Products—0.3%
3,600		Domtar Corp.	129,312
5,300		International Paper Co.	251,750
		TOTAL	381,062
		Personal Products—0.6%
9,700		Avon Products, Inc.	128,040
2,200		Estee Lauder Cos., Inc., Class A	161,612
5,400		Herbalife Ltd.	282,960
4,300		Nu Skin Enterprises, Inc.	252,367
		TOTAL	824,979
		Pharmaceuticals—1.0%
2,500		AbbVie, Inc.	130,850
2,400		Johnson & Johnson	240,216
6,400		Lilly (Eli) & Co.	390,784
300		Merck & Co., Inc.	17,022
4,300	[1]	Mylan, Inc.	212,291
14,000		Pfizer, Inc.	401,800
		TOTAL	1,392,963
		Poultry Products—0.1%
1,300		Sanderson Farms, Inc.	118,417
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Professional Services—0.4%
1,700		Dun & Bradstreet Corp.	$187,051
3,500		Manpower Group, Inc.	272,615
3,000		Robert Half International, Inc.	145,950
		TOTAL	605,616
		Real Estate Investment Trusts—3.8%
6,400		American Tower Corp.	604,096
3,000		Boston Properties, Inc.	358,350
21,000		Cousins Properties, Inc.	259,980
22,000		DCT Industrial Trust, Inc.	172,260
8,000		Douglas Emmett, Inc.	227,920
2,700		EastGroup Properties, Inc.	168,372
5,300		Extra Space Storage, Inc.	274,169
23,000		Host Hotels & Resorts, Inc.	500,020
58,900		Kite Realty Group Trust	359,290
10,000		Pebblebrook Hotel Trust	364,000
4,200		Post Properties, Inc.	227,640
2,500		SL Green Realty Corp.	269,500
51,000	[1]	Strategic Hotels & Resorts, Inc.	581,910
38,000		Sunstone Hotel Investors, Inc.	539,220
3,700		Vornado Realty Trust	392,274
		TOTAL	5,299,001
		Restaurant—0.1%
300	[1]	Chipotle Mexican Grill, Inc.	201,750
		Road & Rail—0.1%
1,700		Union Pacific Corp.	167,127
		Semiconductors & Semiconductor Equipment—1.0%
6,800		Broadcom Corp.	260,168
14,400		Intel Corp.	488,016
3,700		Lam Research Corp.	259,000
4,200		Skyworks Solutions, Inc.	213,192
4,700		Texas Instruments, Inc.	217,375
		TOTAL	1,437,751
		Software—0.9%
14,300		CA, Inc.	412,984
4,500	[1]	Electronic Arts, Inc.	151,200
6,600		Oracle Corp.	266,574
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Software—continued
16,000		Symantec Corp.	$378,560
		TOTAL	1,209,318
		Specialty Chemicals—0.1%
800		International Flavors & Fragrances, Inc.	80,792
		Specialty Retail—2.1%
5,200		Abercrombie & Fitch Co., Class A	204,568
1,400	[1]	Ann, Inc.	51,450
1,800	[1]	AutoNation, Inc.	95,976
300	[1]	AutoZone, Inc.	155,109
2,600	[1]	Bed Bath & Beyond, Inc.	164,554
7,100		Best Buy Co., Inc.	211,083
1,200		Children's Place, Inc./The	60,240
4,700		Foot Locker, Inc.	223,391
2,600		GNC Acquisition Holdings, Inc.	85,306
7,400		GameStop Corp.	310,578
8,200		Gap (The), Inc.	328,902
3,800		Guess ?, Inc.	98,838
2,000		Home Depot, Inc.	161,700
6,100		Lowe's Cos., Inc.	291,885
1,400	[1]	O'Reilly Automotive, Inc.	210,000
2,300		Rent-A-Center, Inc.	55,062
3,900	[1]	Sally Beauty Holdings, Inc.	101,205
13,300		Staples, Inc.	154,147
		TOTAL	2,963,994
		Technology Hardware Storage & Peripherals—2.6%
1,600		Diebold, Inc.	60,288
4,200		EMC Corp. Mass	123,060
33,300		Hewlett-Packard Co.	1,185,813
3,800		International Business Machines Corp.	728,346
2,800		Lexmark International, Inc.	134,484
8,700		NetApp, Inc.	337,908
4,200		Sandisk Corp.	385,182
6,400		Western Digital Corp.	638,912
		TOTAL	3,593,993
		Textiles Apparel & Luxury Goods—0.6%
1,700		Carter's, Inc.	130,152
5,300		Hanesbrands, Inc.	517,863
Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Textiles Apparel & Luxury Goods—continued
1,600		PVH Corp.	$176,288
		TOTAL	824,303
		Tobacco—0.1%
3,400		Altria Group, Inc.	138,040
		Trading Companies & Distributors—0.3%
3,400	[1]	United Rentals, Inc.	360,060
		TOTAL COMMON STOCKS (IDENTIFIED COST $63,517,417)	81,570,390
		ASSET-BACKED SECURITIES—1.2%
$300,000		BMW Vehicle Trust 2014-1, A4, 0.99%, 08/21/2017	300,055
250,000		Bank of America Credit Card Trust 2014-A2, A, 0.422%, 09/16/2019	250,462
25,115		CS First Boston Mortgage Securities Corp. 2002-HE4, AF, 5.51%, 08/25/2032	27,483
250,000		Citibank Credit Card Issuance Trust 2014-A2, A2, 1.02%, 02/22/2019	248,977
300,000		Discover Card Master Trust I 2012—B3, B3, 0.602%, 05/15/2018	300,579
400,000		GE Dealer Floorplan Master Note Trust 2012-3, A, 0.646%, 06/20/2017	401,141
100,000		Navient Student Loan Trust 2014-1, A2, 0.497%, 03/27/2023	100,094
25,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	25,204
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,649,945)	1,653,995
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Commercial Mortgage—1.1%
1,176		Bear Stearns Mortgage Securities, Inc., 1997-6 1A, 6.366%, 3/25/2031	1,217
200,000		Citigroup Commercial Mortgage Trust 2013-GC11 B, 3.732%, 4/10/2046	198,632
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	73,033
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	133,317
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8 B, 3.969%, 6/10/2046	202,778
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, B, 3.617%, 11/25/2045	198,496
3,643		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 7/15/2022	4,013
7,020		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 9/15/2022	7,876
12,429		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 9/15/2032	13,927
16,080		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	17,909
Annual Shareholder Report

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$723		Federal National Mortgage Association REMIC 2001-37 GA, 8.000%, 7/25/2016	$750
2,993		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 5/25/2033	3,134
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	105,747
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.74%, 5/10/2045	145,426
11,479		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 3/20/2032	12,827
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.283%, 2/12/2051	114,046
50,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.089%, 12/12/2049	56,077
100,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	103,491
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6 B, 3.875%, 4/10/2046	150,519
25,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	26,781
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,540,935)	1,569,996
		CORPORATE BONDS—12.1%
		Basic Industry - Chemicals—0.2%
100,000		Albemarle Corp., Sr. Note, 5.100%, 02/01/2015	102,159
20,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.000%, 12/07/2015	20,719
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	39,584
70,000		RPM International, Inc., 6.500%, 02/15/2018	79,788
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,871
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	24,880
30,000		Sherwin-Williams Co., 3.125%, 12/15/2014	30,297
		TOTAL	320,298
		Basic Industry - Metals & Mining—0.8%
50,000		Alcan, Inc., 5.000%, 06/01/2015	51,824
100,000		Alcoa, Inc., 5.870%, 02/23/2022	108,763
80,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	99,370
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	14,268
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	97,580
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.500%, 07/30/2020	113,525
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	63,657
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	42,838
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	$18,889
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,698
85,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.500%, 07/15/2018	99,555
150,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.250%, 12/14/2018	151,703
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	22,000
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	181,047
		TOTAL	1,167,717
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,544
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,776
		TOTAL	31,320
		Capital Goods - Aerospace & Defense—0.3%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	52,100
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	228,408
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	22,009
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,064
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	51,557
		TOTAL	364,138
		Capital Goods - Building Materials—0.0%
40,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	47,285
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	45,374
		Capital Goods - Diversified Manufacturing—0.4%
15,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 05/08/2022	14,842
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	15,759
60,000		Dover Corp., Note, 5.450%, 03/15/2018	67,312
30,000		Emerson Electric Co., 4.875%, 10/15/2019	33,902
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	198,893
80,000		Hubbell, Inc., 5.950%, 06/01/2018	91,542
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	55,052
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	36,400
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,473
		TOTAL	531,175
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	97,045
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Environmental—continued
$25,000		Waste Management, Inc., 7.375%, 03/11/2019	$30,438
		TOTAL	127,483
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	46,169
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,207
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,839
		TOTAL	67,215
		Communications - Cable & Satellite—0.1%
24,000		Cox Communications, Inc., Unsecd. Note, 5.450%, 12/15/2014	24,426
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	102,531
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	37,728
		TOTAL	164,685
		Communications - Media & Entertainment—0.5%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	81,915
25,000		Discovery Communications LLC, Company Guarantee, 5.050%, 06/01/2020	27,921
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,412
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,273
75,000		News America Holdings, Inc., Company Guarantee, 8.000%, 10/17/2016	86,107
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	20,387
100,000	[2,3]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.000%, 05/17/2016	104,849
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,482
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,724
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	100,679
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	163,386
		TOTAL	700,135
		Communications - Telecom Wireless—0.5%
50,000		America Movil S.A.B. de C.V., 3.125%, 07/16/2022	48,650
100,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	102,274
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,779
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	54,111
100,000	[2,3]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 01/15/2017	107,752
90,000		Orange SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	102,112
30,000	[2,3]	SBA Tower Trust, Series 144A, 5.101%, 04/17/2017	32,006
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	$93,746
		TOTAL	644,430
		Communications - Telecom Wirelines—0.3%
10,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	10,100
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	93,260
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	193,778
60,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	70,519
		TOTAL	367,657
		Consumer Cyclical - Automotive—0.4%
175,000		American Honda Finance Corp., 0.404%, 7/14/2017	175,023
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	15,105
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	100,726
20,000	[2,3]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 03/15/2016	20,964
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,321
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	102,487
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.500%, 04/03/2018	67,406
20,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	21,135
		TOTAL	513,167
		Consumer Cyclical - Leisure—0.1%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/05/2020	216,104
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	29,200
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,627
		TOTAL	80,827
		Consumer Cyclical - Retailers—0.3%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	52,553
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,912
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	301,565
		TOTAL	365,030
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	73,336
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	$12,014
		TOTAL	85,350
		Consumer Non-Cyclical - Food/Beverage—0.5%
100,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	107,970
50,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.200%, 01/25/2023	48,753
175,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 4.650%, 01/25/2043	173,951
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	192,797
25,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.000%, 02/01/2024	26,004
20,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	22,595
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,658
50,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 06/15/2022	52,672
		TOTAL	655,400
		Consumer Non-Cyclical - Health Care—0.1%
40,000		Baxter International, Inc., 6.250%, 12/01/2037	51,076
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,106
70,000		Stryker Corp., Sr. Unsecd. Note, 1.300%, 04/01/2018	68,885
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,662
		TOTAL	141,729
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
10,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.750%, 08/15/2016	10,326
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	35,282
		TOTAL	45,608
		Consumer Non-Cyclical - Products—0.0%
10,000		Clorox Co., Sr. Unsecd. Note, 3.550%, 11/01/2015	10,339
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	31,499
30,000		Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 01/31/2024	30,622
30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	34,159
		TOTAL	96,280
		Energy - Independent—0.2%
50,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	50,737
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	34,607
25,000	[2,3]	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	26,562
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	102,529
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$60,000		XTO Energy, Inc., 6.750%, 08/01/2037	$86,523
		TOTAL	300,958
		Energy - Integrated—0.3%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	32,282
20,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/01/2015	20,601
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	77,505
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	114,099
90,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 05/20/2023	85,766
20,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 02/06/2015	20,213
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	51,753
20,000		Phillips 66, Sr. Unsecd. Note, 1.950%, 03/05/2015	20,180
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	53,275
		TOTAL	475,674
		Energy - Midstream—0.2%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	80,304
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	11,174
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	144,729
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	18,834
40,000		Williams Partners LP, 5.250%, 03/15/2020	44,776
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,782
		TOTAL	331,599
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	16,693
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	21,623
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	54,898
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	16,408
		TOTAL	109,622
		Energy - Refining—0.1%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	12,186
30,000		Valero Energy Corp., 7.500%, 04/15/2032	39,978
10,000		Valero Energy Corp., 9.375%, 03/15/2019	13,003
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	$116,058
		TOTAL	181,225
		Financial Institution - Banking—2.8%
74,000		American Express Co., 2.650%, 12/02/2022	71,527
50,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 09/19/2016	51,969
40,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 03/28/2016	42,392
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,311
60,000		Bank of America Corp., Sr. Unsecd. Note, 4.500%, 04/01/2015	61,575
100,000		Bank of America Corp., Sr. Unsecd. Note, 5.000%, 05/13/2021	110,663
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	49,245
20,000		Citigroup, Inc., Sr. Unsecd. Note, 4.450%, 01/10/2017	21,461
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	105,142
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	27,895
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,748
40,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	40,275
40,000		Deutsche Bank AG London, Sr. Unsecd. Note, 3.250%, 01/11/2016	41,405
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,032
20,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 01/25/2016	20,829
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	273,543
70,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	71,430
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	30,005
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	34,138
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	181,431
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	56,660
200,000		HSBC Holdings PLC, Sub. Note, 5.250%, 03/14/2044	212,877
150,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 02/13/2015	151,574
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	249,154
175,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.850%, 02/01/2044	183,235
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	389,236
250,000		Manufacturers & Traders T, Sr. Unsecd. Note, Series BKNT, 0.534%, 7/25/2017	250,032
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	70,404
150,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	189,200
175,000		Morgan Stanley, Sub. Note, 4.100%, 05/22/2023	175,784
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	21,541
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$100,000	[2,3]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/07/2015	$103,040
30,000		Wachovia Corp., Sr. Unsecd. Note, 5.75%, 2/01/2018	34,032
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	78,604
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	121,052
		TOTAL	3,801,441
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
20,000	[2,3]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.400%, 03/15/2018	21,776
80,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	90,075
40,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 01/20/2043	45,165
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	148,400
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,580
50,000		TD Ameritrade Holding Corp., Company Guarantee, 4.150%, 12/01/2014	50,604
		TOTAL	370,600
		Financial Institution - Finance Companies—0.2%
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.100%, 01/09/2023	29,783
200,000	[2,3]	ILFC E-Capital Trust I, Floating Rate Note - Sr. Sub Note, Series 144A, 5.020%, 12/21/2065	193,000
		TOTAL	222,783
		Financial Institution - Insurance - Health—0.1%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	57,310
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,312
		TOTAL	116,622
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	203,591
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,315
25,000		American International Group, 4.5%, 7/16/2044	24,763
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	36,476
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.250%, 05/01/2036	186,432
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,623
10,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/01/2039	16,088
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	253,811
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	20,370
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	$9,727
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	9,938
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	174,075
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	62,405
		TOTAL	1,021,614
		Financial Institution - Insurance - P&C—0.3%
90,000		ACE INA Holdings, Inc., 5.600%, 05/15/2015	93,571
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,112
75,000		CNA Financial Corp., 6.500%, 08/15/2016	83,129
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	36,749
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	22,757
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/01/2044	99,602
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	101,566
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	53,222
		TOTAL	491,708
		Financial Institution - REIT - Apartment—0.0%
15,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	16,675
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,456
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	10,816
		TOTAL	46,947
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	46,345
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	49,128
		TOTAL	95,473
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	49,671
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	52,698
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	63,809
		TOTAL	166,178
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	85,323
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	50,431
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	$77,379
		TOTAL	213,133
		Financial Institution - REIT - Retail—0.1%
20,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	22,251
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	21,866
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	34,926
		TOTAL	79,043
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,100
		Technology—0.3%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	14,488
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,044
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	28,361
60,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	64,559
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	21,217
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	98,606
20,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	20,967
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,919
25,000		Juniper Networks, Inc., Sr. Unsecd. Note, 4.500%, 03/15/2024	25,820
10,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.950%, 03/15/2041	10,908
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,303
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,818
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,811
		TOTAL	407,821
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	141,111
		Transportation - Railroads—0.1%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	76,512
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	59,913
30,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.000%, 05/15/2023	28,422
		TOTAL	164,847
		Transportation - Services—0.2%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	103,166
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,635
60,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 03/02/2015	60,929
Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Services—continued
$30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	$31,130
		TOTAL	245,860
		Utility - Electric—0.6%
70,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	88,656
100,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	114,041
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,980
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	80,001
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	103,799
25,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.250%, 03/15/2023	24,842
30,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	33,101
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	11,024
14,571	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	15,797
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 8.000%, 03/01/2032	36,213
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	50,725
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	89,428
25,000		PSEG Power LLC, Sr. Unsecd. Note, 4.300%, 11/15/2023	26,031
75,000		PSI Energy, Inc., Bond, 6.050%, 06/15/2016	81,992
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	60,329
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	11,214
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	41,770
		TOTAL	874,943
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	25,377
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	53,096
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	44,326
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	64,023
55,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	60,478
		TOTAL	247,300
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,039,673)	16,927,348
		FOREIGN GOVERNMENTS/AGENCY—0.1%
		Sovereign—0.1%
75,000		United Mexican States, 6.625%, 03/03/2015 (IDENTIFIED COST $75,639)	77,137
Annual Shareholder Report

Shares or Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
$121		Federal National Mortgage Association Pool 512255, 7.500%, 9/1/2014	$121
3,531		Federal National Mortgage Association Pool 609554, 7.500%, 10/1/2016	3,732
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,788)	3,853
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	83,831
		U.S. TREASURY—2.0%
255,165		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	282,326
525,490		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	525,752
150,000		United States Treasury Bond, 3.375%, 5/15/2044	151,500
50,000		United States Treasury Bond, 3.625%, 2/15/2044	52,913
100,000		United States Treasury Note, 0.375%, 3/31/2016	99,994
650,000	[4]	United States Treasury Note, 0.875%, 11/30/2016	652,444
500,000		United States Treasury Note, 1.250%, 10/31/2018	493,115
500,000		United States Treasury Note, 3.500%, 5/15/2020	542,748
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,833,306)	2,800,792
		EXCHANGE-TRADED FUND—8.2%
173,500		iShares MSCI EAFE ETF (IDENTIFIED COST $9,998,277)	11,553,365
		INVESTMENT COMPANIES—16.9%[5]
32,075		Emerging Markets Fixed Income Core Fund	1,144,502
978,522		Federated Mortgage Core Portfolio	9,648,225
7,716,911	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07%	7,716,911
185,252		Federated Project and Trade Finance Core Fund	1,783,981
523,412		High Yield Bond Portfolio	3,449,285
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,976,890)	23,742,904
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $119,705,870)[7]	139,983,611
		OTHER ASSETS AND LIABILITIES - NET—0.2%[8]	303,903
		TOTAL NET ASSETS—100%	$140,287,514
Annual Shareholder Report

At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1]United States Treasury Long Bond Long Futures	3	$412,219	September 2014	$4,493
[1]United States Treasury Bond Ultra Long Futures	2	$301,688	September 2014	$6,996
[1]United States Treasury Note 2-Year Long Futures	44	$9,654,563	September 2014	$(6,141)
[1]United States Treasury Note 5-Year Short Futures	35	$4,159,258	September 2014	$26,171
[1]United States Treasury Note 10-Year Short Futures	45	$5,607,422	September 2014	$16,227
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$47,746
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $2,658,877, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $2,442,773, which represented 1.7% of total net assets.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $119,453,107.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$78,518,311	$—	$—	$78,518,311
International	3,052,079	—	—	3,052,079
Debt Securities:
Asset-Backed Securities	—	1,653,995	—	1,653,995
Collateralized Mortgage Obligations	—	1,569,996	—	1,569,996
Corporate Bonds	—	16,927,348	—	16,927,348
Foreign Government/Agency	—	77,137	—	77,137
Mortgage-Backed Securities	—	3,853	—	3,853
Municipal Bond	—	83,831	—	83,831
U.S. Treasury	—	2,800,792	—	2,800,792
Exchange-Traded Fund	11,553,365	—	—	11,553,365
Investment Companies[1]	21,958,923	1,783,981	—	23,742,904
TOTAL SECURITIES	$115,082,678	$24,900,933	$—	$139,983,611
OTHER FINANCIAL INSTRUMENTS[2]	$47,746	$—	$—	$47,746
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investments Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.35	$12.20	$12.17	$10.86	$10.17
Income From Investment Operations:
Net investment income	0.17[1]	0.14[1]	0.17[1]	0.15[1]	0.16[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.70	2.19	0.02	1.33	0.71
TOTAL FROM INVESTMENT OPERATIONS	1.87	2.33	0.19	1.48	0.87
Less Distributions:
Distributions from net investment income	(0.15)	(0.18)	(0.16)	(0.17)	(0.18)
Net Asset Value, End of Period	$16.07	$14.35	$12.20	$12.17	$10.86
Total Return[2]	13.06%	19.28%	1.65%	13.67%	8.51%
Ratios to Average Net Assets:
Net expenses	1.30%	1.30%	1.30%	1.28%	1.21%
Net investment income	1.10%	1.10%	1.43%	1.27%	1.47%
Expense waiver/reimbursement[3]	0.10%	0.11%	0.28%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,634	$50,340	$48,774	$57,358	$86,018
Portfolio turnover	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.16	$12.03	$11.99	$10.70	$10.03
Income From Investment Operations:
Net investment income	0.05[1]	0.04[1]	0.08[1]	0.06[1]	0.08[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.67	2.16	0.03	1.31	0.69
TOTAL FROM INVESTMENT OPERATIONS	1.72	2.20	0.11	1.37	0.77
Less Distributions:
Distributions from net investment income	(0.04)	(0.07)	(0.07)	(0.08)	(0.10)
Net Asset Value, End of Period	$15.84	$14.16	$12.03	$11.99	$10.70
Total Return[2]	12.14%	18.41%	0.93%	12.85%	7.63%
Ratios to Average Net Assets:
Net expenses	2.05%	2.05%	2.05%	2.04%	1.96%
Net investment income	0.34%	0.36%	0.68%	0.52%	0.71%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.24%	0.19%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,522	$35,450	$34,193	$45,512	$49,907
Portfolio turnover	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.33	$12.17	$12.12	$10.83	$10.14
Income From Investment Operations:
Net investment income	0.13[1]	0.09[1]	0.11[1]	0.09[1]	0.10[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.69	2.19	0.03	1.32	0.72
TOTAL FROM INVESTMENT OPERATIONS	1.82	2.28	0.14	1.41	0.82
Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.09)	(0.12)	(0.13)
Net Asset Value, End of Period	$16.05	$14.33	$12.17	$12.12	$10.83
Total Return[2]	12.72%	18.84%	1.19%	13.08%	8.01%
Ratios to Average Net Assets:
Net expenses	1.57%	1.69%	1.80%	1.79%	1.70%
Net investment income	0.84%	0.70%	0.93%	0.77%	0.96%
Expense waiver/reimbursement[3]	0.05%	0.06%	0.22%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$464	$417	$526	$665	$673
Portfolio turnover	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.39	$12.23	$12.21	$10.90	$10.21
Income From Investment Operations:
Net investment income	0.21[1]	0.18[1]	0.20[1]	0.18[1]	0.19[1]
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	1.69	2.19	0.02	1.34	0.71
TOTAL FROM INVESTMENT OPERATIONS	1.90	2.37	0.22	1.52	0.90
Less Distributions:
Distributions from net investment income	(0.18)	(0.21)	(0.20)	(0.21)	(0.21)
Net Asset Value, End of Period	$16.11	$14.39	$12.23	$12.21	$10.90
Total Return[2]	13.30%	19.63%	1.87%	13.99%	8.74%
Ratios to Average Net Assets:
Net expenses	1.05%	1.05%	1.05%	1.04%	0.96%
Net investment income	1.35%	1.35%	1.69%	1.52%	1.71%
Expense waiver/reimbursement[3]	0.06%	0.07%	0.23%	0.18%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$49,667	$46,365	$43,341	$47,473	$49,127
Portfolio turnover	34%	105%	149%	139%	130%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2014
Assets:
Total investment in securities, at value including $23,742,904 of investment in affiliated holdings (Note 5) (identified cost $119,705,870)		$139,983,611
Income receivable		281,257
Receivable for investments sold		597,289
Receivable for shares sold		54,265
Receivable for daily variation margin		5,672
TOTAL ASSETS		140,922,094
Liabilities:
Payable for investments purchased	$349,017
Payable for shares redeemed	96,720
Payable for transfer agent fee (Note 2)	28,628
Payable for auditing fees	29,400
Payable for portfolio accounting fees	18,366
Payable for distribution services fee (Note 5)	22,823
Payable for other service fees (Notes 2 and 5)	48,633
Payable for share registration costs	32,987
Accrued expenses (Note 5)	8,006
TOTAL LIABILITIES		634,580
Net assets for 8,752,605 shares outstanding		$140,287,514
Net Assets Consist of:
Paid-in capital		$151,956,946
Net unrealized appreciation of investments and futures contracts		20,325,487
Accumulated net realized loss on investments and futures contracts		(32,908,735)
Undistributed net investment income		913,816
TOTAL NET ASSETS		$140,287,514
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($55,634,052 ÷ 3,462,394 shares outstanding), no par value, unlimited shares authorized	$16.07
Offering price per share (100/94.50 of $16.07)	$17.01
Redemption proceeds per share	$16.07
Class C Shares:
Net asset value per share ($34,521,886 ÷ 2,178,825 shares outstanding), no par value, unlimited shares authorized	$15.84
Offering price per share	$15.84
Redemption proceeds per share (99.00/100 of $15.84)	$15.68
Class R Shares:
Net asset value per share ($464,260 ÷ 28,920 shares outstanding), no par value, unlimited shares authorized	$16.05
Offering price per share	$16.05
Redemption proceeds per share	$16.05
Institutional Shares:
Net asset value per share ($49,667,316 ÷ 3,082,466 shares outstanding), no par value, unlimited shares authorized	$16.11
Offering price per share	$16.11
Redemption proceeds per share	$16.11
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Dividends (including $612,136 received from affiliated holdings (Note 5))		$2,423,064
Interest		786,882
Investment income allocated from affiliated partnership (Note 5)		98,621
TOTAL INCOME		3,308,567
Expenses:
Investment adviser fee (Note 5)	$1,031,931
Administrative fee (Note 5)	107,482
Custodian fees	25,580
Transfer agent fee (Note 2)	140,620
Directors'/Trustees' fees (Note 5)	1,716
Auditing fees	29,401
Legal fees	14,057
Portfolio accounting fees	111,169
Distribution services fee (Note 5)	269,514
Other service fees (Notes 2 and 5)	214,247
Share registration costs	52,472
Printing and postage	37,857
Miscellaneous (Note 5)	16,203
TOTAL EXPENSES	2,052,249
Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(66,761)
Reimbursement of other operating expenses (Notes 2 and 5)	(42,623)
TOTAL WAIVER AND REIMBURSEMENTS		(109,384)
Net expenses			1,942,865
Net investment income			1,365,702
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $389,971 on sales of investments in affiliated holdings (Note 5))			$8,494,569
Net realized loss on futures contracts			(308,948)
Net realized gain on investments, futures contracts, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)			24,420
Realized gain distribution from affiliated investment company shares (Note 5)			38,424
Net change in unrealized appreciation of investments			6,823,007
Net change in unrealized depreciation of futures contracts			160,107
Net realized and unrealized gain on investments and futures contracts			15,231,579
Change in net assets resulting from operations			$16,597,281
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,365,702	$1,266,929
Net realized gain on investments including allocations from partnership and futures contracts	8,248,465	15,112,927
Net change in unrealized appreciation/depreciation of investments and futures contracts	6,983,114	6,259,259
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,597,281	22,639,115
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(505,105)	(667,680)
Class C Shares	(91,490)	(196,512)
Class R Shares	(2,791)	(4,965)
Institutional Shares	(583,702)	(706,650)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,183,088)	(1,575,807)
Share Transactions:
Proceeds from sale of shares	15,880,319	11,415,128
Net asset value of shares issued to shareholders in payment of distributions declared	1,085,218	1,433,859
Cost of shares redeemed	(24,662,752)	(28,175,403)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,697,215)	(15,326,416)
Change in net assets	7,716,978	5,736,892
Net Assets:
Beginning of period	132,570,536	126,833,644
End of period (including undistributed net investment income of $913,816 and $734,024, respectively)	$140,287,514	$132,570,536
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
Annual Shareholder Report

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses, and certain fund-level expenses
Annual Shareholder Report

are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the year ended July 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$70,845	$(29,950)
Class C Shares	33,789	(8,667)
Class R Shares	344	—
Institutional Shares	35,642	(4,006)
TOTAL	$140,620	$(42,623)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$126,740
Class C Shares	87,507
TOTAL	$214,247
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve exposure. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,602,066 and $20,707,640, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$216,104
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$47,746*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(308,948)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$160,107
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	643,550	$9,836,746	527,475	$6,996,469
Shares issued to shareholders in payment of distributions declared	29,125	445,325	46,305	582,053
Shares redeemed	(717,458)	(10,905,514)	(1,064,068)	(14,149,462)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(44,783)	$(623,443)	(490,288)	$(6,570,940)
Annual Shareholder Report

Year Ended July 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	218,934	$3,310,479	182,902	$2,406,143
Shares issued to shareholders in payment of distributions declared	5,709	86,485	14,589	181,786
Shares redeemed	(549,307)	(8,354,126)	(536,360)	(6,939,271)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(324,664)	$(4,957,162)	(338,869)	$(4,351,342)

Year Ended July 31	2014		2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	2,339	$35,057	3,579	$48,415
Shares issued to shareholders in payment of distributions declared	182	2,791	395	4,965
Shares redeemed	(2,669)	(40,215)	(18,107)	(245,247)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(148)	$ (2,367)	(14,133)	$(191,867)

Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	175,356	$2,698,037	146,925	$1,964,101
Shares issued to shareholders in payment of distributions declared	35,965	550,617	52,824	665,055
Shares redeemed	(350,470)	(5,362,897)	(520,558)	(6,841,423)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(139,149)	$(2,114,243)	(320,809)	$(4,212,267)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(508,744)	$(7,697,215)	(1,164,099)	$(15,326,416)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign currency transactions, allocated income from partnerships, fair fund settlements, short-term capital gain distributions from regulated investment companies, swap income and discount accretion/premium amortization on debt securities.
For the year ended July 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,813)	$(2,822)	$5,635
Annual Shareholder Report

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2014 and 2013, was as follows:
	2014	2013
Ordinary income[1]	$1,183,088	$1,575,807
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$913,816
Net unrealized appreciation	$20,530,504
Capital loss carryforwards	$(33,113,752)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, deferral of paydown losses, discount accretion/premium amortization on debt securities, defaulted securities and partnership investments.
At July 31, 2014, the cost of investments for federal tax purposes was $119,453,107. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $20,530,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,003,368 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,472,864.
At July 31, 2014, the Fund had a capital loss carryforward of $33,113,752 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,133,846	NA	$2,133,846
2018	$30,979,906	NA	$30,979,906
The Fund used capital loss carryforwards of $8,158,860 to offset capital gains realized during the year ended July 31, 2014.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the Adviser voluntarily waived $56,964 of its fee and voluntarily reimbursed $42,623 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2014, the Sub-Adviser earned a fee of $93,738.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$267,310
Class R Shares	2,204
TOTAL	$269,514
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, FSC retained $25,358 of fees paid by the Fund. For the year ended July 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC retained $9,973 in sales charges from the sale of Class A Shares. FSC also retained $669 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
FSSC received $6,654 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.30%, 2.05% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2014, the Adviser reimbursed $9,797. Transactions involving the affiliated holdings during the year ended July 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2013	55,577	821,021	7,453,957	133,659	576,194	9,040,408
Purchases/Additions	5,982	157,501	35,911,660	51,593	83,622	36,210,358
Sales/Reductions	(29,484)	—	(35,648,706)	—	(136,404)	(35,814,594)
Balance of Shares Held 7/31/2014	32,075	978,522	7,716,911	185,252	523,412	9,436,172
Value	$1,144,502	$9,648,225	$7,716,911	$1,783,981	$3,449,285	$23,742,904
Dividend Income/ Allocated Investment Income	$98,621	$272,085	$5,586	$62,511	$271,954	$710,757
Realized Gain Distribution/ Allocated Net Realized Gain	$24,420	$—	$—	$3,002	$35,422	$62,844
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2014, were as follows:
Purchases	$41,492,485
Sales	$45,995,805
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2014, 100% of total income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2014, 98.52% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Balanced fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Balanced Fund, a portfolio of Federated MDT Series, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period ten ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,069.90	$6.67
Class C Shares	$1,000	$1,065.20	$10.50
Class R Shares	$1,000	$1,067.90	$7.95
Institutional Shares	$1,000	$1,070.40	$5.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$6.51
Class C Shares	$1,000	$1,014.63	$10.24
Class R Shares	$1,000	$1,017.11	$7.75
Institutional Shares	$1,000	$1,019.59	$5.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class C Shares	2.05%
Class R Shares	1.55%
Institutional Shares	1.05%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
John F. Sherman Birth Date: August 28, 1967 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: October 2002	Principal Occupations: John F. Sherman has been the Fund's Portfolio Manager since October 2002. Mr. Sherman joined MDT Advisers Investment Team in 2000. He is Vice President of the Trust with respect to the Fund. Mr. Sherman is a member of the CFA Institute and the Boston Security Analysts Society. He received a B.S.B.A. from North Adams State College and an M.B.A. from Boston University Graduate School of Management.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Balanced Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be
Annual Shareholder Report

viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein;
Annual Shareholder Report

and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
Annual Shareholder Report

different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. . In addition, following discussions
Annual Shareholder Report

regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
Annual Shareholder Report

Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R692
CUSIP 31421R825
37326 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	QALGX
B	QBLGX
C	QCLGX
Institutional	QILGX

Federated MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Large Cap Growth Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2014, was 18.92% for Class A Shares, 18.08% for Class B Shares, 18.10% for Class C Shares and 19.24% for the Institutional Shares. The total return for the Russell 1000® Growth Index (R1000G),1 the Fund's broad-based securities market index, was 18.69% for the same period. The total return of the Morningstar Large Growth Funds Average (MLGFA),2 a peer group average for the Fund, was 17.52% during the same period. The Fund's and MLGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R1000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R1000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 16.37% return on the Russell 3000® Index.3 Large-cap stocks led the way with the Russell Top 200® Index4 returning 17.38%, closely followed by mid-cap stocks with a 16.36% return on the Russell Midcap® Index.5 Small-cap stocks6 posted a moderate gain with the Russell 2000® Index7 returning 8.56%. Growth stocks outperformed value stocks during the reporting period with the Russell 3000® Growth Index8 returning 17.89%, compared to 14.87% for the Russell 3000® Value Index.9
The best performing sectors in the R1000G during the reporting period were Energy (28.58%), Information Technology (26.24%) and Health Care (25.99%). Underperforming sectors during the same period included Consumer Staples (6.16%), Telecommunications Services (12.20%) and Consumer Discretionary (12.66%).
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STOCK SELECTION
When looking at the Fund from the point of view of fundamental characteristics, the most significant driver of Fund performance during the 12-month reporting period was holding stocks with improving earnings projections, followed by strong stock selection among stocks with very high repeatable earnings and high value. However, overweighting stocks with very high repeatable earnings, but not high value detracted the most from Fund performance. With respect to sectors, favorable stock selection in the Health Care and Industrials sectors contributed positively to Fund performance. Although the Fund's investment process focused on individual stock selection and not sector weighting, a small underweight in Information Technology, one of the top performing sectors, contributed negatively to Fund performance. The Fund was underweight in several of the largest Information Technology stocks, including Apple Incorporated, Microsoft Corporation, Facebook Incorporated and Google Incorporated. Another negative factor in the Fund's performance was the necessary allocation (1.95%) to cash, which underperformed the strong equity market significantly.
Individual stocks enhancing the Fund's performance during the reporting period included Intel Corporation, Western Digital Corporation and Cardinal Health Incorporated.
Individual stocks detracting from the Fund's performance during the reporting period included Apple Incorporated and Microsoft Corporation, which were both underweighted relative to the R1000G.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R1000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MLGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
6	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
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7	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000 Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell 3000® Value Index measures the performance of the broad value segment of U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000 Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Large Cap Growth Fund2 (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2014, compared to the Russell 1000® Growth Index (R1000G)3 and the Morningstar Large Growth Funds Average (MLGFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2014
■	Total returns shown for Class A Shares include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	12.39%	14.97%	6.31%
Class B Shares[5]	12.58%	15.17%	6.31%
Class C Shares	17.10%	15.38%	6.18%
Institutional Shares	19.24%	16.54%	7.27%
R1000G	18.69%	17.25%	8.43%
MLGFA	17.52%	15.64%	6.90%
*	The Fund's start of performance date was September 15, 2005.

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R1000G has been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Large Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for the periods prior to that date is that of the MDT Large Cap Growth Fund.
3	The R1000G measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The R1000G is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The R1000G is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The R1000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R1000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
5	The start of performance date for the Fund was September 15, 2005. Class B Shares of the Fund were offered beginning March 29, 2007. Performance results shown before that date are for the Fund's Institutional Shares and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to the Fund's Class B Shares. The Fund's Institutional Shares commenced operations on September 15, 2005. Subject to the expense adjustments described above, the Fund's Class B Shares annual returns would have been substantially similar to those of the Fund's Institutional Shares because Shares of each class are invested in the same portfolio of securities.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2014, the Fund's industry composition1 was follows:
Industry Composition	Percentage of Total Net Assets
Biotechnology	4.8%
Software Packaged/Custom	4.6%
Soft Drinks	4.0%
Specialty Retailing	3.9%
Technology Hardware Storage & Peripherals	3.7%
Computers—Low End	2.8%
Internet Services	2.8%
Crude Oil & Gas Production	2.5%
Semiconductor Manufacturing	2.3%
Textiles, Apparel & Luxury Goods	2.2%
Clothing Stores	2.0%
Defense Aerospace	1.9%
Medical Supplies	1.8%
Food Products	1.7%
Health Care Providers & Services	1.7%
Toys & Games	1.7%
Computers—High End	1.6%
Broadcasting	1.5%
Commodity Chemicals	1.5%
Financial Services	1.5%
Construction Machinery	1.4%
Other Communications Equipment	1.4%
Grocery Chain	1.3%
Hotels and Motels	1.3%
Mutual Fund Adviser	1.3%
Agricultural Machinery	1.2%
Airlines	1.2%
Drug Stores	1.2%
Life Insurance	1.2%
Telecommunication Equipment & Services	1.2%
Discount Department Stores	1.1%
Department Stores	1.0%
Ethical Drugs	1.0%
Other[2]	31.9%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100.0%
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1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2014
Shares			Value
		COMMON STOCKS—98.2%
		Aerospace & Defense—0.2%
1,800		Huntington Ingalls Industries, Inc.	$163,656
		Agricultural Chemicals—0.5%
8,035		Scotts Miracle-Gro Co.	427,462
		Agricultural Machinery—1.2%
11,800		Deere & Co.	1,004,298
		Air Freight & Logistics—0.6%
3,700		FedEx Corp.	543,456
		Airline - National—0.9%
17,327	[1]	United Continental Holdings, Inc.	803,800
		Airline - Regional—0.4%
7,400		Alaska Air Group, Inc.	325,378
		Airlines—1.2%
1,100		Copa Holdings SA, Class A	167,057
13,700		Delta Air Lines, Inc.	513,202
5,700		Southwest Airlines Co.	161,196
2,400	[1]	Spirit Airlines, Inc.	157,008
		TOTAL	998,463
		Apparel—0.3%
3,700		L Brands, Inc.	214,489
		AT&T Divestiture—0.9%
15,136		Verizon Communications, Inc.	763,157
		Auto Components—0.4%
14,600		Goodyear Tire & Rubber Co.	367,482
		Auto Manufacturing—0.5%
25,317		Ford Motor Co.	430,895
		Auto Original Equipment Manufacturers—0.2%
2,400		BorgWarner, Inc.	149,400
		Auto Part Replacement—0.9%
8,907		Genuine Parts Co.	737,678
		Auto Rentals—0.6%
5,100	[1]	United Rentals, Inc.	540,090
		Baking—0.3%
12,348		Flowers Foods, Inc.	235,723
		Biotechnology—4.8%
6,400	[1]	Alexion Pharmaceuticals, Inc.	1,017,536
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—continued
2,400	[1]	Biogen Idec, Inc.	$802,536
11,700	[1]	Gilead Sciences, Inc.	1,071,135
3,700	[1]	Illumina, Inc.	591,667
2,300	[1]	Medivation, Inc.	170,729
5,900	[1]	Myriad Genetics, Inc.	212,990
1,500	[1]	Pharmacyclics, Inc.	180,660
		TOTAL	4,047,253
		Broadcasting—1.5%
14,653	[1]	DIRECTV Group, Inc.	1,260,891
		Building Materials—0.3%
6,000		Fortune Brands Home & Security, Inc.	226,740
		Cable TV—0.3%
3,600		Viacom, Inc., Class B	297,612
		Capital Markets—0.4%
5,900		Franklin Resources, Inc.	319,485
		Chemicals—0.9%
1,700		Eastman Chemical Co.	133,926
5,900		LyondellBasell Industries NV	626,875
		TOTAL	760,801
		Clothing Stores—2.0%
20,915		Gap (The), Inc.	838,901
9,129		Hanesbrands, Inc.	891,994
		TOTAL	1,730,895
		Commodity Chemicals—1.5%
4,200		DuPont (E.I.) de Nemours & Co.	270,102
15,925		RPM International, Inc.	703,567
3,400		Westlake Chemical Corp.	297,126
		TOTAL	1,270,795
		Computer Services—0.5%
1,000	[1]	Cognizant Technology Solutions Corp.	49,050
2,600	[1]	Fiserv, Inc.	160,342
3,500		Global Payments, Inc.	242,445
		TOTAL	451,837
		Computers - High End—1.6%
7,200		IBM Corp.	1,380,024
		Computers - Low End—2.8%
24,865		Apple, Inc.	2,376,348
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Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—1.4%
6,700		Caterpillar, Inc.	$675,025
8,900		Joy Global, Inc.	527,414
		TOTAL	1,202,439
		Cosmetics & Toiletries—0.9%
15,906		Avon Products, Inc.	209,959
5,600		Estee Lauder Cos., Inc., Class A	411,376
5,600	[1]	Sally Beauty Holdings, Inc.	145,320
		TOTAL	766,655
		Crude Oil & Gas Production—2.5%
9,600		EOG Resources, Inc.	1,050,624
6,083	[1]	Newfield Exploration Co.	245,145
1,000		Pioneer Natural Resources, Inc.	221,460
5,700		SM Energy Co.	447,678
4,700	[1]	Southwestern Energy Co.	190,726
		TOTAL	2,155,633
		Defense Aerospace—1.9%
4,908	[1]	B/E Aerospace, Inc.	417,867
2,900		Boeing Co.	349,392
5,100		Lockheed Martin Corp.	851,547
		TOTAL	1,618,806
		Department Stores—1.0%
2,000		Dillards, Inc., Class A	238,440
9,900		Target Corp.	589,941
		TOTAL	828,381
		Discount Department Stores—1.1%
500		Family Dollar Stores, Inc.	37,375
11,832		Wal-Mart Stores, Inc.	870,599
		TOTAL	907,974
		Diversified Consumer Services—0.2%
4,500		Block (H&R), Inc.	144,585
		Diversified Leisure—0.5%
5,700		Las Vegas Sands Corp.	420,945
		Diversified Tobacco—0.2%
3,600		Altria Group, Inc.	146,160
		Drug Stores—1.2%
14,800		Walgreen Co.	1,017,796
		Education & Training Services—0.2%
5,400	[1]	Apollo Group, Inc., Class A	150,822
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Shares			Value
		COMMON STOCKS—continued
		Education & Training Services—continued
3,604	[1]	ITT Educational Services, Inc.	$51,285
		TOTAL	202,107
		Electrical - Radio & TV—0.3%
2,000		Harman International Industries, Inc.	217,100
		Electrical Equipment—0.3%
3,400		Emerson Electric Co.	216,410
		Ethical Drugs—1.0%
8,791		Eli Lilly & Co.	536,778
3,600	[1]	United Therapeutics Corp.	327,384
		TOTAL	864,162
		Financial Services—1.5%
3,600		American Express Co.	316,800
1,100		BlackRock, Inc.	335,203
4,000		Lazard Ltd., Class A	209,200
6,700	[1]	Verifone Systems, Inc.	224,517
12,400		Western Union Co.	216,628
		TOTAL	1,302,348
		Food Products—1.7%
17,200		ConAgra Foods, Inc.	518,236
11,000		Kellogg Co.	658,130
4,700		Kraft Foods Group, Inc.	251,849
		TOTAL	1,428,215
		Gas Utilities—0.8%
6,800		EQT Corp.	637,976
		Grocery Chain—1.3%
16,677		Kroger Co.	816,839
7,500		Whole Foods Market, Inc.	286,650
		TOTAL	1,103,489
		Health Care Equipment & Supplies—0.2%
2,600		Stryker Corp.	207,402
		Health Care Providers & Services—1.7%
5,500	[1]	Express Scripts Holding Co.	383,075
5,000	[1]	HCA, Inc.	326,550
5,800	[1]	Laboratory Corp. of America Holdings	601,402
2,900	[1]	Quintiles Transnational Holdings, Inc.	159,297
		TOTAL	1,470,324
		Home Products—0.3%
3,600		Tupperware Brands Corp.	262,008
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Shares			Value
		COMMON STOCKS—continued
		Hotels and Motels—1.3%
4,700		Marriott International, Inc., Class A	$304,137
6,200		Wyndham Worldwide Corp.	468,410
1,400		Wynn Resorts Ltd.	298,480
		TOTAL	1,071,027
		Household Durables—0.5%
200	[1]	NVR, Inc.	225,292
5,200		Newell Rubbermaid, Inc.	168,896
		TOTAL	394,188
		Industrial Machinery—0.7%
1,800		Dover Corp.	154,368
5,000		Ingersoll-Rand PLC, Class A	293,950
1,100		Valmont Industries, Inc.	160,193
		TOTAL	608,511
		Insurance—0.2%
1,800		Aon PLC	151,848
		Internet Services—2.8%
12,400	[1]	eBay, Inc.	654,720
1,100	[1]	Google, Inc.	637,505
13,000		IAC Interactive Corp.	873,600
400	[1]	NetFlix, Inc.	169,088
		TOTAL	2,334,913
		IT Services—0.6%
4,300		Accenture PLC	340,904
4,500		Paychex, Inc.	184,545
		TOTAL	525,449
		Life Insurance—1.2%
12,000		Prudential Financial, Inc.	1,043,640
		Media—0.4%
3,800		Walt Disney Co.	326,344
		Medical Supplies—1.8%
900		Allergan, Inc.	149,274
1,300		Bard (C.R.), Inc.	193,999
1,900		Baxter International, Inc.	141,911
1,900		Becton, Dickinson & Co.	220,856
9,348		Cardinal Health, Inc.	669,784
3,400		Patterson Cos., Inc.	132,634
		TOTAL	1,508,458
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Shares			Value
		COMMON STOCKS—continued
		Medical Technology—0.8%
9,932		St. Jude Medical, Inc.	$647,467
		Miscellaneous Components—0.2%
2,100		Amphenol Corp., Class A	201,957
		Miscellaneous Machinery—0.1%
400		Rockwell Automation, Inc.	44,664
		Multi-Industry Capital Goods—0.3%
1,200		3M Co.	169,068
1,400		Honeywell International, Inc.	128,562
		TOTAL	297,630
		Multi-Line Insurance—0.8%
18,000		Allied World Assurance Holdings Ltd.	648,180
		Multiline Retail—0.5%
7,500		Macy's, Inc.	433,425
		Mutual Fund Adviser—1.3%
2,400	[1]	Affiliated Managers Group	478,200
6,000		T. Rowe Price Group, Inc.	465,960
2,300		Waddell & Reed Financial, Inc., Class A	121,417
		TOTAL	1,065,577
		Office Equipment—0.9%
28,428		Pitney Bowes, Inc.	769,262
		Office Supplies—0.6%
11,485		Avery Dennison Corp.	542,207
		Offshore Driller—0.2%
1,900		Oceaneering International, Inc.	129,029
		Oil Gas & Consumable Fuels—0.6%
2,900		Marathon Petroleum Corp.	242,092
3,100		Phillips 66	251,441
		TOTAL	493,533
		Oil Refiner—0.2%
3,500		CVR Energy, Inc.	164,780
		Oil Service, Explore & Drill—0.6%
3,400		Helmerich & Payne, Inc.	361,284
4,200		Patterson-UTI Energy, Inc.	144,270
		TOTAL	505,554
		Oil Well Supply—0.9%
4,100	[1]	Cameron International Corp.	290,731
100	[1]	Dril-Quip, Inc.	10,077
5,300		Halliburton Co.	365,647
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Shares			Value
		COMMON STOCKS—continued
		Oil Well Supply—continued
800		Schlumberger Ltd.	$86,712
		TOTAL	753,167
		Other Communications Equipment—1.4%
10,717		Harris Corp.	731,650
700	[1]	SBA Communications Corp.	74,851
8,200		Skyworks Solutions, Inc.	416,232
		TOTAL	1,222,733
		Outpatient Clinics—0.2%
2,100	[1]	DaVita HealthCare Partners, Inc.	147,924
		Paper Products—0.9%
5,200		International Paper Co.	247,000
5,200		Rock-Tenn Co.	517,036
		TOTAL	764,036
		Personal & Household—0.4%
5,300		Nu Skin Enterprises, Inc., Class A	311,057
		Personal Products—0.4%
3,600		Kimberly-Clark Corp.	373,932
		Pharmaceuticals—0.4%
6,600		AbbVie, Inc.	345,444
		Plastic Containers—0.6%
15,128	[1]	Owens-Illinois, Inc.	471,842
		Pollution Control—0.1%
800		Danaher Corp.	59,104
		Printing—0.2%
11,646		Donnelley (R.R.) & Sons Co.	202,175
		Professional Services—0.3%
2,200		Dun & Bradstreet Corp.	242,066
		Property Liability Insurance—0.7%
6,906		The Travelers Cos., Inc.	618,501
		Railroad—0.8%
4,400		Union Pacific Corp.	432,564
3,000		Wabtec Corp.	242,040
		TOTAL	674,604
		Restaurant—0.3%
4,700		Darden Restaurants, Inc.	219,725
		Restaurants—0.5%
600	[1]	Chipotle Mexican Grill, Inc.	403,500
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Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—2.3%
19,500		Broadcom Corp.	$746,070
35,931		Intel Corp.	1,217,702
		TOTAL	1,963,772
		Semiconductors & Semiconductor Equipment—0.8%
7,300		Microchip Technology, Inc.	328,646
8,200		Texas Instruments, Inc.	379,250
		TOTAL	707,896
		Services to Medical Professionals—0.3%
2,300	[1]	Henry Schein, Inc.	267,375
		Soft Drinks—4.0%
19,594		Coca-Cola Enterprises, Inc.	890,547
25,130		Dr. Pepper Snapple Group, Inc.	1,476,639
11,910		PepsiCo, Inc.	1,049,271
		TOTAL	3,416,457
		Software Packaged/Custom—4.6%
35,613		CA, Inc.	1,028,504
2,300	[1]	Commvault Systems, Inc.	110,446
10,700	[1]	Electronic Arts, Inc.	359,520
3,400	[1]	F5 Networks, Inc.	382,806
6,700		Microsoft Corp.	289,172
10,400		Oracle Corp.	420,056
53,408		Symantec Corp.	1,263,633
		TOTAL	3,854,137
		Specialty Chemicals—0.3%
2,500		Airgas, Inc.	267,300
		Specialty Retailing—3.9%
800	[1]	AutoZone, Inc.	413,624
7,400	[1]	Bed Bath & Beyond, Inc.	468,346
5,900		Big Lots, Inc.	258,125
1,500		Costco Wholesale Corp.	176,310
5,300	[1]	Dollar General Corp.	292,719
5,000		Expedia, Inc.	397,100
4,516		GNC Acquisition Holdings, Inc.	148,170
8,300		Lowe's Cos., Inc.	397,155
6,136		Nordstrom, Inc.	424,795
4,200		PetSmart, Inc.	286,188
		TOTAL	3,262,532
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Shares			Value
		COMMON STOCKS—continued
		Technology Hardware Storage & Peripherals—3.7%
20,400		EMC Corp.	$597,720
19,800		NetApp, Inc.	769,032
7,700		Sandisk Corp.	706,167
4,300	[1]	Teradata Corp.	181,288
8,800		Western Digital Corp.	878,504
		TOTAL	3,132,711
		Telecommunication Equipment & Services—1.2%
6,400		Motorola, Inc.	407,552
8,200		Qualcomm, Inc.	604,340
		TOTAL	1,011,892
		Telephone Utility—0.4%
28,204		Windstream Corp.	323,218
		Textiles Apparel & Luxury Goods—2.2%
12,800		Coach, Inc.	442,368
2,700	[1]	Fossil, Inc.	264,600
1,200	[1]	Michael Kors Holdings Ltd.	97,776
4,700		PVH Corp.	517,846
3,300		Ralph Lauren Corp.	514,338
		TOTAL	1,836,928
		Tobacco—0.3%
2,700		Philip Morris International, Inc.	221,427
		Toys & Games—1.7%
19,065		Hasbro, Inc.	952,487
14,800		Mattel, Inc.	524,290
		TOTAL	1,476,777
		Trading Companies & Distributors—0.4%
1,400		Grainger (W.W.), Inc.	329,210
		Truck Manufacturing—0.4%
2,400		Cummins, Inc.	334,536
		Undesignated Consumer Cyclicals—0.8%
5,300	[1]	Avis Budget Group, Inc.	297,807
6,300		Herbalife Ltd.	330,120
3,300		Weight Watchers International, Inc.	71,577
		TOTAL	699,504
		Uniforms—0.3%
4,736		Cintas Corp.	296,474
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,038,521)	83,068,622
Annual Shareholder Report
16

Shares			Value
		INVESTMENT COMPANY—1.9%
1,586,489	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$1,586,489
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $70,625,010)[4]	84,655,111
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(69,468)
		TOTAL NET ASSETS—100%	$84,585,643
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $70,620,282.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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17

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.58	$10.59	$10.50	$8.45	$7.60
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.04	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain on investments	2.54	2.95	0.11	2.08	0.86
TOTAL FROM INVESTMENT OPERATIONS	2.57	2.99	0.09	2.05	0.85
Net Asset Value, End of Period	$16.15	$13.58	$10.59	$10.50	$8.45
Total Return[2]	18.92%	28.23%	0.86%	24.26%	11.18%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	0.17%	0.34%	(0.23)%	(0.28)%	(0.08)%
Expense waiver/reimbursement[3]	0.11%	0.27%	0.78%	0.74%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,573	$49,018	$40,676	$44,762	$45,993
Portfolio turnover	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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18

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.05	$10.25	$10.24	$8.30	$7.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.05)	(0.10)	(0.10)	(0.07)
Net realized and unrealized gain on investments	2.45	2.85	0.11	2.04	0.84
TOTAL FROM INVESTMENT OPERATIONS	2.36	2.80	0.01	1.94	0.77
Net Asset Value, End of Period	$15.41	$13.05	$10.25	$10.24	$8.30
Total Return[2]	18.08%	27.32%	0.10%	23.37%	10.23%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.59)%	(0.44)%	(0.98)%	(1.04)%	(0.86)%
Expense waiver/reimbursement[3]	0.11%	0.26%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,519	$7,428	$4,932	$6,680	$7,506
Portfolio turnover	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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19

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.76	$10.03	$10.02	$8.12	$7.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.05)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain on investments	2.39	2.78	0.10	2.00	0.82
TOTAL FROM INVESTMENT OPERATIONS	2.31	2.73	0.01	1.90	0.75
Net Asset Value, End of Period	$15.07	$12.76	$10.03	$10.02	$8.12
Total Return[2]	18.10%	27.22%	0.10%	23.40%	10.18%
Ratios to Average Net Assets:
Net expenses	2.25%	2.25%	2.25%	2.25%	2.25%
Net investment income (loss)	(0.59)%	(0.43)%	(0.98)%	(1.05)%	(0.86)%
Expense waiver/reimbursement[3]	0.11%	0.27%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,991	$9,830	$7,001	$7,564	$6,816
Portfolio turnover	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.88	$10.80	$10.68	$8.57	$7.70
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.07	0.00[2]	(0.00)[2]	0.01
Net realized and unrealized gain on investments	2.61	3.01	0.12	2.11	0.86
TOTAL FROM INVESTMENT OPERATIONS	2.67	3.08	0.12	2.11	0.87
Net Asset Value, End of Period	$16.55	$13.88	$10.80	$10.68	$8.57
Total Return[3]	19.24%	28.52%	1.12%	24.62%	11.30%
Ratios to Average Net Assets:
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income (loss)	0.40%	0.58%	0.02%	(0.05)%	0.14%
Expense waiver/reimbursement[4]	0.10%	0.27%	0.78%	0.74%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,502	$5,002	$3,774	$4,565	$4,179
Portfolio turnover	51%	135%	258%	208%	217%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
July 31, 2014
Assets:
Total investment in securities, at value including $1,586,489 of investment in an affiliated holding (Note 5) (identified cost $70,625,010)		$84,655,111
Income receivable		61,741
Receivable for investments sold		847,283
Receivable for shares sold		62,069
TOTAL ASSETS		85,626,204
Liabilities:
Payable for investments purchased	$629,460
Payable for shares redeemed	252,169
Payable for transfer agent fee	35,913
Payable for distribution services fee (Note 5)	14,687
Payable for other service fees (Notes 2 and 5)	31,366
Payable for share registration costs	33,593
Accrued expenses (Note 5)	43,373
TOTAL LIABILITIES		1,040,561
Net assets for 5,311,196 shares outstanding		$84,585,643
Net Assets Consist of:
Paid-in capital		$74,577,557
Net unrealized appreciation of investments		14,030,101
Accumulated net realized loss on investments		(4,023,743)
Undistributed net investment income		1,728
TOTAL NET ASSETS		$84,585,643
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($54,572,705 ÷ 3,379,267 shares outstanding), no par value, unlimited shares authorized	$16.15
Offering price per share (100/94.50 of $16.15)	$17.09
Redemption proceeds per share	$16.15
Class B Shares:
Net asset value per share ($10,519,128 ÷ 682,831 shares outstanding), no par value, unlimited shares authorized	$15.41
Offering price per share	$15.41
Redemption proceeds per share (94.50/100 of $15.41)	$14.56
Class C Shares:
Net asset value per share ($11,991,469 ÷ 795,765 shares outstanding), no par value, unlimited shares authorized	$15.07
Offering price per share	$15.07
Redemption proceeds per share (99.00/100 of $15.07)	$14.92
Institutional Shares:
Net asset value per share ($7,502,341 ÷ 453,333 shares outstanding), no par value, unlimited shares authorized	$16.55
Offering price per share	$16.55
Redemption proceeds per share	$16.55
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Dividends (including $1,034 received from an affiliated holding (Note 5))			$1,362,063
Expenses:
Investment adviser fee (Note 5)		$611,234
Administrative fee (Note 5)		63,664
Custodian fees		10,794
Transfer agent fee		199,022
Directors'/Trustees' fees (Note 5)		1,378
Auditing fees		23,800
Legal fees		14,057
Portfolio accounting fees		80,209
Distribution services fee (Note 5)		152,578
Other service fees (Notes 2 and 5)		185,683
Share registration costs		56,072
Printing and postage		38,171
Miscellaneous (Note 5)		10,861
TOTAL EXPENSES		1,447,523
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(86,544)
Reimbursement of other operating expenses (Notes 2 and 5)	(115)
TOTAL WAIVER AND REIMBURSEMENTS		(86,659)
Net expenses			1,360,864
Net investment income			1,199
Realized and Unrealized Gain on Investments:
Net realized gain on investments			9,927,275
Net change in unrealized appreciation of investments			3,832,873
Net realized and unrealized gain on investments			13,760,148
Change in net assets resulting from operations			$13,761,347
See Notes which are an integral part of the Financial Statements
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24

Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,199	$110,130
Net realized gain on investments	9,927,275	8,367,659
Net change in unrealized appreciation/depreciation of investments	3,832,873	7,058,250
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,761,347	15,536,039
Share Transactions:
Proceeds from sale of shares	19,199,689	12,798,303
Cost of shares redeemed	(19,653,204)	(13,440,268)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(453,515)	(641,965)
Change in net assets	13,307,832	14,894,074
Net Assets:
Beginning of period	71,277,811	56,383,737
End of period (including undistributed net investment income of $1,728 and $0, respectively)	$84,585,643	$71,277,811
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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26

NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annual. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$134,811	$—
Class B Shares	22,885	(115)
Class C Shares	27,987	—
TOTAL	$185,683	$(115)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	647,555	$9,705,466	427,339	$5,091,052
Shares redeemed	(878,609)	(13,510,867)	(658,699)	(7,736,460)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(231,054)	$(3,805,401)	(231,360)	$(2,645,408)

Year Ended July 31	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	259,358	3,740,207	311,135	$3,500,256
Shares redeemed	(145,811)	(2,107,202)	(222,897)	(2,512,835)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	113,547	$1,633,005	88,238	$987,421

Year Ended July 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	220,874	$3,158,663	280,843	$3,155,642
Shares redeemed	(195,227)	(2,816,945)	(208,807)	(2,310,108)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	25,647	$341,718	72,036	$845,534
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29

Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	170,790	$2,595,353	85,726	$1,051,353
Shares redeemed	(77,873)	(1,218,190)	(74,931)	(880,865)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	92,917	$1,377,163	10,795	$170,488
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,057	$(453,515)	(60,291)	$(641,965)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for non-taxable dividends and litigation payments.
For the year ended July 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(2,956)	$529	$2,427
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$14,034,829
Capital loss carryforwards and deferrals	$(4,026,743)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, non-taxable dividends and partnership investments.
At July 31, 2014, the cost of investments for federal tax purposes was $70,620,282. The net unrealized appreciation of investments for federal tax purposes was $14,034,829. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,406,637 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,371,808.
At July 31, 2014, the Fund had a capital loss carryforward of $4,024,875 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum
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30

of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$2,424,248	NA	$2,424,248
2018	$1,600,627	NA	$1,600,627
The Fund used capital loss carryforwards of $9,913,886 to offset capital gains realized during the year ended July 31, 2014.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $1,868 was deferred to August 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the Adviser voluntarily waived $84,727 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$68,656
Class C Shares	83,922
TOTAL	$152,578
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, FSC retained $38,780 of fees paid by the Fund. For the year ended July 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC retained $4,252 in sales charges from the sale of Class A Shares. FSC also retained $4,707 of CDSC relating to redemptions of Class B Shares and $900 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2014, FSSC received $18,107 and reimbursed $115 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.50%, 2.25%, 2.25% and 1.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 31, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2014, the Adviser reimbursed $1,817. Transactions involving the affiliated holding during the year ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/13/2013	1,252,177
Purchases/Additions	13,589,318
Sales/Reductions	(13,255,006)
Balance of Shares Held 7/31/2014	1,586,489
Value	$1,586,489
Dividend Income	$1,034
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2014, were as follows:
Purchases	$40,642,116
Sales	$41,014,598
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt large cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Large Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,076.70	$7.72
Class B Shares	$1,000	$1,073.10	$11.57
Class C Shares	$1,000	$1,072.60	$11.56
Institutional Shares	$1,000	$1,078.20	$6.44
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,017.36	$7.50
Class B Shares	$1,000	$1,013.64	$11.23
Class C Shares	$1,000	$1,013.64	$11.23
Institutional Shares	$1,000	$1,018.60	$6.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.50%
Class B Shares	2.25%
Class C Shares	2.25%
Institutional Shares	1.25%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Large Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
Annual Shareholder Report
46

or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
Annual Shareholder Report
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Large Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
37329 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	QASCX
C	QCSCX
Institutional	QISCX

Federated MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Core Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2014 was 10.00% for Class A Shares, 9.22% for Class C Shares and 10.33% for Institutional Shares. The total return for the Russell 2000® Index (R2000),1 the Fund's broad-based securities market index, was 8.56% for the same period. The total return of the Morningstar Small Blend Funds Average (MSBFA),2 a peer group average for the Fund, was 9.76% during the same period. The Fund's and MSBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000 during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 16.37% return on the Russell 3000® Index.3 Large-cap stocks led the way with the Russell Top 200® Index4 returning 17.38%, closely followed by mid-cap stocks with a 16.36% return on the Russell Midcap® Index.5 Small-cap stocks6 posted a moderate gain with the Russell 2000® Index7 returning 8.56%. Growth stocks outperformed value stocks during the reporting period with the Russell 3000® Growth Index,8 returning 17.89% as compared to 14.87% for the Russell 3000® Value Index.9
The best performing sectors in the R2000 during the reporting period were Energy (18.82%), Health Care (12.60%) and Materials (11.35%). Underperforming sectors during the same period included Telecommunication Services (-0.09%), Consumer Discretionary (1.44%) and Utilities (6.25%).
STOCK SELECTION
When looking at the strategy from the point of view of fundamental characteristics, Fund performance during the 12-month reporting period was driven by overweighting stocks with high value and moderate analyst conviction followed by good stock selection among stocks with high analyst conviction and improving earnings. Stocks with low to moderate value and moderate analyst conviction detracted the most from performance. Although the Fund's sector exposures remained close to the R2000, good stock selection in the Industrials and Consumer Discretionary sectors contributed significantly to Fund performance. A significant negative factor in the Fund's performance was the necessary exposure to cash (2.1% as a percentage of the Fund's market value) which underperformed the equity market.
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1

Individual stocks enhancing the Fund's performance during the reporting period included Ubiquiti Networks Incorporated, Greenbrier Companies Incorporated and Green Plains Incorporated.
Individual stocks detracting from the Fund's performance during the reporting period included ITT Educational Services and Dexcom Incorporated.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSBFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
6	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
7	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Core Fund2 from September 15, 2005 (start of performance) to July 31, 2014, compared to the Russell 2000® Index (R2000)3 and the Morningstar Small Blend Funds Average (MSBFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of July 31, 2014
■	Total returns shown include the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).
The Fund offers multiple shares classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Returns table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Periods Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	3.93%	16.71%	4.76%
Class C Shares	8.22%	17.15%	4.65%
Institutional Shares	10.33%	18.33%	5.66%
R2000	8.56%	16.56%	7.46%
MSBFA	9.76%	16.46%	7.01%
*	The Fund's start of performance date was September 15, 2005.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450); for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000 and MSBFA have been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to MDT Small Cap Core Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Core Fund.
3	The R2000 measures the performance of the small-cap segment of the U.S. equity universe. The R2000 is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The R2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The R2000 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Regional Banks	9.1%
Financial Services	4.3%
Software Packaged/Custom	3.4%
Semiconductor Manufacturing	2.7%
Savings & Loan	2.6%
Multi-Line Insurance	2.1%
Property Liability Insurance	2.1%
Specialty Retailing	2.1%
Medical Technology	2.0%
Oil Service, Explore & Drill	1.9%
Miscellaneous Components	1.7%
Biotechnology	1.6%
Services to Medical Professionals	1.6%
Auto Original Equipment Manufacturers	1.5%
Education & Training Services	1.5%
Building Materials	1.3%
Computer Networking	1.3%
Shoes	1.3%
Apparel	1.2%
Electric Utility	1.2%
Electronic Equipment Instruments & Components	1.2%
Poultry Products	1.2%
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Industry Composition	Percentage of Total Net Assets
Commercial Services	1.1%
Electrical Equipment	1.1%
Internet Services	1.1%
Internet Software & Services	1.1%
Medical Supplies	1.1%
Personnel Agency	1.1%
Securities Brokerage	1.1%
Computer Stores	1.0%
Ethical Drugs	1.0%
Miscellaneous Food Products	1.0%
Plastic	1.0%
Other[2]	37.7%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2014
Shares			Value
		COMMON STOCKS—98.3%
		Accident & Health Insurance—0.1%
1,487	[1]	Triple-S Management Corp., Class B	$25,695
		Advertising—0.1%
1,800	[1]	Conversant, Inc.	42,066
		Agricultural Machinery—0.3%
1,700		Alamo Group, Inc.	80,801
		Airline - National—0.6%
17,840	[1]	Jet Blue Airways Corp.	191,245
		Airline - Regional—0.7%
712		Alaska Air Group, Inc.	31,307
7,314	[1]	Republic Airways Holdings, Inc.	72,701
4,427		SkyWest, Inc.	47,324
900	[1]	Spirit Airlines, Inc.	58,878
		TOTAL	210,210
		Aluminum—0.1%
500		Kaiser Aluminum Corp.	38,610
		Apparel—1.2%
1,500		Columbia Sportswear Co.	112,140
700	[1]	G-III Apparel Group Ltd.	54,369
4,800	[1]	Iconix Brand Group, Inc.	202,704
		TOTAL	369,213
		Auto Original Equipment Manufacturers—1.5%
3,800	[1]	Gentherm, Inc.	159,030
9,700	[1]	Meritor, Inc.	121,929
3,300	[1]	Stoneridge, Inc.	36,201
500		Strattec Security Corp.	31,415
1,754	[1]	Tenneco Automotive, Inc.	111,730
		TOTAL	460,305
		Auto Part Replacement—0.7%
2,700	[1]	Motorcar Parts and Accessories, Inc.	60,102
4,385		Standard Motor Products, Inc.	158,079
		TOTAL	218,181
		Automotive—0.6%
1,200		Remy International, Inc.	26,616
4,600	[1]	Tower International, Inc.	144,900
		TOTAL	171,516
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Biotechnology—1.6%
10,900	[1]	Affymetrix, Inc.	$93,740
2,800	[1]	Anika Therapeutics, Inc.	117,768
1,800	[1]	Enanta Pharmaceuticals, Inc.	67,698
9,500	[1]	Repligen Corp.	199,215
		TOTAL	478,421
		Book Publishing—0.4%
3,400		Scholastic Corp.	120,428
		Building Materials—1.3%
2,800		Aaon, Inc.	54,936
2,100	[1]	Drew Industries, Inc.	94,500
1,200	[1]	Nortek, Inc.	95,724
2,300	[1]	Patrick Industries, Inc.	95,795
1,200		Universal Forest Products, Inc.	52,536
		TOTAL	393,491
		Business Services—0.5%
2,700	[1]	Euronet Worldwide, Inc.	135,108
		Clothing Stores—0.4%
1,800		Children's Place, Inc./The	90,360
2,700		Stein Mart, Inc.	35,046
		TOTAL	125,406
		Commercial Services—1.1%
6,300	[1]	Parexel International Corp.	337,428
		Communications Equipment—0.4%
5,800	[1]	Polycom, Inc.	74,356
8,900	[1]	Shoretel, Inc.	55,002
		TOTAL	129,358
		Computer Networking—1.3%
2,151		Black Box Corp.	44,526
4,000	[1]	NetScout Systems, Inc.	170,120
7,100	[1]	Super Micro Computer, Inc.	185,807
		TOTAL	400,453
		Computer Peripherals—0.3%
5,800	[1]	Aruba Networks, Inc.	103,588
		Computer Services—0.9%
2,100	[1]	EPAM Systems, Inc.	81,186
4,000	[1]	Manhattan Associates, Inc.	117,440
3,900	[1]	Sykes Enterprises, Inc.	80,730
		TOTAL	279,356
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Computer Stores—1.0%
5,971	[1]	Insight Enterprises, Inc.	$156,858
6,869	[1]	PC Connections, Inc.	140,334
		TOTAL	297,192
		Construction & Engineering—0.5%
3,400	[1]	Pike Electric Corp.	27,404
4,600	[1]	Tutor Perini Corp.	125,258
		TOTAL	152,662
		Cosmetics & Toiletries—0.3%
1,700	[1]	Helen of Troy Ltd.	91,171
		Crude Oil & Gas Production—0.2%
500	[1]	Clayton Williams Energy, Inc.	53,205
		Dairy Products—0.7%
3,100		Cal-Maine Foods, Inc.	220,720
		Defense Aerospace—0.7%
4,300		AAR Corp.	115,670
1,500	[1]	Ducommun, Inc.	41,475
1,500		Kaman Corp., Class A	60,015
		TOTAL	217,160
		Department Stores—0.0%
1,100		Bon-Ton Stores, Inc.	10,230
		Diversified Financials—0.2%
5,100		Janus Capital Group, Inc.	58,089
		Diversified Leisure—0.1%
1,900	[1]	Live Nation, Inc.	44,099
		Drug Stores—0.3%
12,200	[1]	Rite Aid Corp.	81,618
		Education & Training Services—1.5%
2,600	[1]	Grand Canyon Education, Inc.	111,800
6,344	[1]	ITT Educational Services, Inc.	90,275
4,600	[1]	Strayer Education, Inc.	238,372
		TOTAL	440,447
		Electric & Electronic Original Equipment Manufacturers—0.6%
7,700		General Cable Corp.	171,171
		Electric Utility—1.2%
200		Avista Corp.	6,206
2,700		Empire Distribution Electric Co.	66,177
3,200		Idacorp, Inc.	171,360
1,300		Otter Tail Corp.	36,348
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—continued
2,600		Portland General Electric Co.	$83,018
		TOTAL	363,109
		Electrical - Radio & TV—0.5%
3,000	[1]	Universal Electronics, Inc.	142,890
		Electrical Equipment—1.1%
3,600		Brady (W.H.) Co.	94,140
3,600		EnerSys, Inc.	228,348
		TOTAL	322,488
		Electronic Equipment Instruments & Components—1.2%
1,800	[1]	Itron, Inc.	64,764
13,067	[1]	Sanmina Corp.	304,330
		TOTAL	369,094
		Electronics Stores—0.7%
2,500	[1]	Rex Stores Corp.	210,875
		Energy Equipment & Services—0.4%
2,500		Exterran Holdings, Inc.	105,625
		Ethical Drugs—1.0%
10,698	[1]	PharMerica Corp.	288,739
		Financial Services—4.3%
10,600		Boston Private Financial Holdings	132,288
800	[1]	Cardtronics, Inc.	30,848
6,335		Deluxe Corp.	348,488
3,000	[1]	Global Cash Access LLC	25,110
2,100	[1]	Huron Consulting Group, Inc.	126,924
2,900		Lakeland Financial Corp.	105,531
9,058		MainSource Financial Group, Inc.	147,917
2,807		Nelnet, Inc., Class A	115,733
3,900	[1]	Outerwall, Inc.	214,578
2,700		Provident Financial Services, Inc.	45,117
		TOTAL	1,292,534
		Food Wholesaling—0.5%
6,400	[1]	Omega Protein Corp.	89,728
5,800	[1]	SUPERVALU, Inc.	53,186
		TOTAL	142,914
		Furniture—0.4%
4,400		Haverty Furniture Cos., Inc.	97,812
2,259		Kimball International, Inc., Class B	35,624
		TOTAL	133,436
Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Gas Distributor—0.4%
2,300		New Jersey Resources Corp.	$117,484
		Generic Drugs—0.4%
5,400	[1]	Impax Laboratories, Inc.	126,306
		Grocery Chain—0.1%
1,600		Ingles Markets, Inc., Class A	39,232
		Health Care Equipment & Supplies—0.3%
6,000	[1]	Merit Medical Systems, Inc.	77,040
400	[1]	Zeltiq Aesthetics, Inc.	8,096
		TOTAL	85,136
		Home Health Care—0.6%
400	[1]	Addus Homecare Corp.	8,856
3,200	[1]	Providence Service Corp.	126,752
500	[1]	Wellcare Health Plans, Inc.	31,190
		TOTAL	166,798
		Home Products—0.3%
3,000	[1]	Libbey, Inc.	78,120
		Hospitals—0.6%
11,191		Select Medical Holdings Corp.	173,908
		Hotels Restaurants & Leisure—0.4%
2,000	[1]	Marriott Vacations Worldwide Corp.	115,100
		Household Appliances—0.1%
3,342	[1]	hhgregg, Inc.	23,762
		Industrial Machinery—0.2%
1,900		Columbus McKinnon Corp.	44,175
		Industrial Services—0.2%
5,100	[1]	Willbros. Group, Inc.	59,109
		Insurance—0.0%
400		Kemper Corp.	13,844
		Insurance Brokerage—0.7%
3,600		AmTrust Financial Services, Inc.	153,504
5,400		Crawford & Co., Class B	49,680
		TOTAL	203,184
		Integrated Domestic Oil—0.3%
10,100	[1]	Callon Petroleum Corp.	99,788
		International Bank—0.1%
1,400	[1]	Preferred Bank Los Angeles, CA	31,066
		Internet Services—1.1%
3,400		j2 Global, Inc.	166,328
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued
		Internet Services—continued
1,900	[1]	Orbitz Worldwide, Inc.	$16,815
5,700	[1]	Web.com Group, Inc.	151,335
		TOTAL	334,478
		Internet Software & Services—1.1%
4,900	[1]	LogMeIn, Inc.	199,479
2,500	[1]	VistaPrint Ltd.	123,150
		TOTAL	322,629
		IT Services—0.3%
5,500	[1]	Moneygram International, Inc.	79,475
		Jewelry Stores—0.3%
2,300		Movado Group, Inc.	94,139
		Leasing—0.2%
2,700	[1]	Willis Lease Finance Corp.	61,506
		Life Insurance—0.8%
1,300	[1]	Phoenix Companies, Inc.	72,033
6,768		Symetra Financial Corp.	154,310
		TOTAL	226,343
		Machine Tools—0.1%
900		Hurco Co., Inc.	28,899
		Machined Parts Original Equipment Manufacturers—0.3%
2,100		Applied Industrial Technologies, Inc.	101,766
		Machinery—0.8%
3,000		Douglas Dynamics, Inc.	50,100
2,500		Hyster-Yale Materials Handling, Inc.	200,250
		TOTAL	250,350
		Magazine Publishing—0.1%
600		Meredith Corp.	27,552
		Medical Supplies—1.1%
200		CONMED Corp.	7,800
3,500		Invacare Corp.	52,395
1,600	[1]	NuVasive, Inc.	59,808
1,600		Owens & Minor, Inc.	52,944
700		PetMed Express, Inc.	9,590
2,800		Steris Corp.	142,464
		TOTAL	325,001
		Medical Technology—2.0%
4,900	[1]	Greatbatch Technologies, Inc.	242,599
5,400	[1]	Masimo Corp.	130,032
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued
		Medical Technology—continued
6,900	[1]	Natus Medical, Inc.	$198,513
2,800	[1]	PhotoMedex, Inc.	30,212
		TOTAL	601,356
		Metal Fabrication—0.8%
3,958		NN, Inc.	114,782
1,500		Olympic Steel, Inc.	32,895
2,300		Worthington Industries, Inc.	87,975
		TOTAL	235,652
		Metals & Mining—0.3%
1,800		US Silica Holdings, Inc.	101,196
		Mini-Mill Producer—0.3%
5,200		Commercial Metals Corp.	89,648
		Miscellaneous Communications—0.7%
8,200		West Corp.	211,314
		Miscellaneous Components—1.7%
14,600	[1]	Amkor Technology, Inc.	129,210
5,700	[1]	International Rectifier Corp.	141,588
1,500	[1]	Proto Labs, Inc.	121,500
14,400	[1]	Qlogic Corp.	131,040
		TOTAL	523,338
		Miscellaneous Food Products—1.0%
5,500		Fresh Del Monte Produce, Inc.	164,670
2,650		The Anderson's, Inc.	143,153
		TOTAL	307,823
		Miscellaneous Machinery—0.4%
1,900		Curtiss Wright Corp.	120,669
		Miscellaneous Metals—0.1%
1,300		Materion Corp.	42,003
		Money Center Bank—0.0%
178		MidWestOne Financial Group, Inc.	4,183
		Multi-Industry Basic—0.4%
10,800	[1]	Graphic Packaging Holding Co.	129,600
		Multi-Industry Transportation—0.4%
4,500		Brinks Co. (The)	120,780
		Multi-Line Insurance—2.1%
9,435		CNO Financial Group, Inc.	152,658
2,975		FBL Financial Group, Inc., Class A	127,271
6,525		Montpelier Re Holdings Ltd.	192,683
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued
		Multi-Line Insurance—continued
1,600	[1]	Navigators Group, Inc.	$97,280
1,400		Safety Insurance Group, Inc.	70,014
		TOTAL	639,906
		Mutual Fund Adviser—0.4%
1,500		GAMCO Investors, Inc., Class A	114,945
		Natural Gas Production—0.2%
7,863	[1]	VAALCO Energy, Inc.	54,255
		Nickel—0.1%
900		Globe Specialty Metals, Inc.	17,127
		Office Supplies—0.5%
3,526		United Stationers, Inc.	136,033
		Oil Gas & Consumable Fuels—0.3%
3,300		Comstock Resources, Inc.	78,078
		Oil Refiner—0.3%
3,522		Delek US Holdings, Inc.	102,913
		Oil Service, Explore & Drill—1.9%
10,100	[1]	Basic Energy Services, Inc.	242,299
7,300	[1]	Helix Energy Solutions Group, Inc.	185,639
2,000	[1]	Matrix Services Co.	53,700
7,000	[1]	Pioneer Energy Services Corp.	102,970
		TOTAL	584,608
		Oil Well Supply—0.2%
800		Park-Ohio Holdings Corp.	47,488
		Other Communications Equipment—0.2%
2,100	[1]	Netgear, Inc.	65,751
		Paper & Forest Products—0.3%
3,200	[1]	Boise Cascade Co.	90,080
		Paper Products—0.8%
1,900		Kadant, Inc.	72,466
2,300		Neenah Paper, Inc.	114,126
3,400	[1]	Xerium Technologies, Inc.	44,200
		TOTAL	230,792
		Personal Loans—0.2%
500	[1]	Credit Acceptance Corp.	56,863
		Personnel Agency—1.1%
1,500	[1]	AMN Healthcare Services, Inc.	19,650
6,500		KForce Com, Inc.	129,285
3,435		Kelly Services, Inc., Class A	54,754
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued
		Personnel Agency—continued
1,400		Maximus, Inc.	$57,904
3,100	[1]	On Assignment, Inc.	83,731
		TOTAL	345,324
		Pharmaceuticals—0.3%
2,200	[1]	Akorn, Inc.	74,646
		Photo-Optical Component-Equipment—0.2%
1,600		Cognex Corp.	65,568
		Plastic—1.0%
1,200		Polyone Corp.	45,540
6,600		Schulman (A.), Inc.	262,284
		TOTAL	307,824
		Poultry Products—1.2%
4,800	[1]	Pilgrim's Pride Corp.	134,208
2,600		Sanderson Farms, Inc.	236,834
		TOTAL	371,042
		Printed Circuit Boards—0.5%
4,000	[1]	Benchmark Electronics, Inc.	96,600
11,747	[1]	Sigma Designs, Inc.	49,807
		TOTAL	146,407
		Printing—0.1%
1,594		Quad Graphics, Inc.	33,665
		Professional Services—0.2%
2,100	[1]	ICF International, Inc.	72,597
		Property Liability Insurance—2.1%
2,770		Argo Group International Holdings Ltd.	137,974
600	[1]	Enstar Group Ltd.	82,800
3,800		Horace Mann Educators Corp.	108,870
6,100		OneBeacon Insurance Group Ltd.	90,280
2,774		Platinum Underwriters Holdings Ltd.	162,556
2,100		Selective Insurance Group, Inc.	46,809
		TOTAL	629,289
		Psychiatric Centers—0.0%
200	[1]	Acadia Healthcare Co., Inc.	9,532
		Railroad—0.6%
3,000		Greenbrier Cos., Inc.	193,350
		Recreational Goods—0.3%
1,700	[1]	Smith & Wesson Holding Corp.	20,995
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued
		Recreational Goods—continued
1,600		Sturm Ruger & Co., Inc.	$79,936
		TOTAL	100,931
		Regional Banks—9.1%
1,700		Ameris Bancorp	37,128
2,000		Arrow Financial Corp.	50,800
1,900		BBCN Bancorp, Inc.	28,538
1,200		BancFirst Corp.	73,080
3,700		Bancorpsouth, Inc.	77,219
5,300		Cathay Bancorp, Inc.	135,627
5,800		Central Pacific Financial Corp.	103,820
1,870		Community Trust Bancorp, Inc.	65,431
3,074		Enterprise Financial Services Corp.	53,641
2,099		Financial Institutions, Inc.	46,598
5,600		First Financial Bancorp	91,504
4,400		First Interstate BancSystem, Inc., Class A	114,840
5,100		First Merchants Corp.	101,643
7,999		First Midwest Bancorp, Inc.	129,600
2,300		Great Southern Bancorp, Inc.	71,714
2,900		Hancock Holding Co.	94,076
2,180		Hanmi Financial Corp.	46,042
2,800		MidSouth Bancorp, Inc.	54,600
3,900		NBT Bancorp, Inc.	91,143
5,000		OFG Bancorp.	79,800
880		Peoples Bancorp, Inc.	20,530
5,700		PrivateBancorp, Inc.	164,160
2,800		S & T Bancorp, Inc.	68,124
1,800		Sandy Spring Bancorp, Inc.	42,138
1,900		Simmons 1st National Corp., Class A	75,297
3,570		Southside Bancshares, Inc.	104,637
4,100		Susquehanna Bankshares, Inc.	41,738
1,500		Tompkins Financial Corporation	66,720
3,800		Trustmark Corp.	87,514
7,700		United Community Banks, Inc.	127,435
700		Univest Corp.	13,244
2,500		Wesbanco, Inc.	74,700
6,700	[1]	Western Alliance Bancorp	153,430
5,457		Wilshire Bancorp, Inc.	51,405
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued
		Regional Banks—continued
2,300		Wintrust Financial Corp.	$106,559
		TOTAL	2,744,475
		Rental & Leasing Services—0.1%
680		Rent-A-Center, Inc.	16,279
		Restaurant—0.6%
800	[1]	Buffalo Wild Wings, Inc.	116,256
1,200	[1]	Red Robin Gourmet Burgers	77,232
		TOTAL	193,488
		Road & Rail—0.2%
2,300		Knight Transportation, Inc.	55,108
		Rubber—0.3%
3,600		Cooper Tire & Rubber Co.	104,004
		Savings & Loan—2.6%
2,737		Banner Corp.	110,137
1,000	[1]	BofI Holding, Inc.	74,590
2,000		First Defiance Financial Corp.	54,020
7,300	[1]	Flagstar Bancorp, Inc.	133,590
2,300		Flushing Financial Corp.	42,734
1,500		Glacier Bancorp, Inc.	39,720
1,500		MB Financial, Inc.	40,410
6,448		Provident Financial Holdings, Inc.	91,884
1,500		WSFS Financial Corp.	107,385
3,200		Webster Financial Corp. Waterbury	91,744
		TOTAL	786,214
		Securities Brokerage—1.1%
5,900	[1]	Investment Technology Group, Inc.	107,911
4,600	[1]	Piper Jaffray Cos., Inc.	237,360
		TOTAL	345,271
		Semiconductor Distribution—0.6%
1,000	[1]	Tyler Technologies, Inc.	90,730
9,200	[1]	Ultra Clean Holdings, Inc.	79,764
		TOTAL	170,494
		Semiconductor Manufacturing—2.7%
10,000	[1]	Cirrus Logic, Inc.	224,300
8,100	[1]	Integrated Device Technology, Inc.	116,316
2,100		Monolithic Power Systems	86,604
9,910	[1]	Omnivision Technologies, Inc.	221,984
Annual Shareholder Report
17

Shares			Value
		COMMON STOCKS—continued
		Semiconductor Manufacturing—continued
4,200	[1]	Plexus Corp.	$165,186
		TOTAL	814,390
		Semiconductor Manufacturing Equipment—0.4%
5,953		Mentor Graphics Corp.	117,572
		Semiconductors & Semiconductor Equipment—0.8%
3,200	[1]	Cavium Networks, Inc.	149,280
6,600		Intersil Holding Corp.	84,678
		TOTAL	233,958
		Services to Medical Professionals—1.6%
1,300	[1]	Bio-Reference Laboratories, Inc.	40,807
3,600	[1]	MedAssets, Inc.	76,464
2,700	[1]	Team Health Holdings, Inc.	152,685
4,000	[1]	WebMD Health Corp., Class A	199,320
		TOTAL	469,276
		Shoes—1.3%
2,100		Brown Shoe Co., Inc.	59,199
759	[1]	Genesco, Inc.	57,889
5,500	[1]	Skechers USA, Inc., Class A	286,935
		TOTAL	404,023
		Software Packaged/Custom—3.4%
3,800	[1]	Aspen Technology, Inc.	165,072
619		CSG Systems International, Inc.	16,119
6,100	[1]	Constant Contact, Inc.	189,893
8,300		Ebix, Inc.	104,248
1,030	[1]	ePlus, Inc.	56,331
1,500	[1]	IGATE Capital Corp.	53,520
3,200	[1]	Omnicell, Inc.	87,680
3,800	[1]	PTC, Inc.	136,648
3,900		Pegasystems, Inc.	83,343
5,500	[1]	Take-Two Interactive Software, Inc.	123,090
		TOTAL	1,015,944
		Specialty Chemicals—0.5%
1,000		Chemed Corp.	101,850
2,100	[1]	Kraton Performance Polymers, Inc.	43,281
608	[1]	Omnova Solutions, Inc.	4,907
		TOTAL	150,038
		Specialty Machinery—0.4%
2,600		Woodward Governor Co.	129,896
Annual Shareholder Report
18

Shares			Value
		COMMON STOCKS—continued
		Specialty Retail—0.7%
9,500	[1]	Barnes & Noble, Inc.	$197,790
		Specialty Retailing—2.1%
3,283	[1]	Asbury Automotive Group, Inc.	221,701
5,300		Big 5 Sporting Goods Corp.	52,523
700	[1]	Dorman Products, Inc.	30,366
4,500		Finish Line, Inc., Class A	118,305
400	[1]	Kirkland's, Inc.	7,524
1,200		Lithia Motors, Inc., Class A	106,620
600		Penske Automotive Group, Inc.	27,870
3,200		Stage Stores, Inc.	57,664
		TOTAL	622,573
		Technology Services—0.3%
1,300		VSE Corporation	77,441
		Telecommunication Equipment & Services—0.7%
289	[1]	Anixter International, Inc.	24,845
700	[1]	CIENA Corp.	13,671
1,700		Comtech Telecommunications Corp.	57,460
4,300	[1]	NeuStar, Inc., Class A	119,798
		TOTAL	215,774
		Telephone Utility—0.4%
10,400		Inteliquent, Inc.	110,344
		Textiles Apparel & Luxury Goods—0.4%
4,000	[1]	Unifi, Inc.	114,560
		Thrifts & Mortgage Finance—0.1%
2,200		EverBank Financial Corp.	41,800
		Truck Manufacturing—0.2%
3,700		Federal Signal Corp.	53,502
		Undesignated Consumer Cyclicals—0.7%
2,300		ABM Industries, Inc.	56,603
7,400		Weight Watchers International, Inc.	160,506
		TOTAL	217,109
		Undesignated Consumer Staples—0.5%
5,200	[1]	Medifast, Inc.	149,292
		Undesignated Energy—0.5%
1,100		Green Plains, Inc.	41,239
4,600		Ormat Technologies, Inc.	118,634
		TOTAL	159,873
Annual Shareholder Report
19

Shares			Value
		COMMON STOCKS—continued
		Wireless Communications—0.4%
2,800		InterDigital, Inc.	$123,452
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,808,444)	29,640,013
		INVESTMENT COMPANY—2.0%
608,213	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	608,213
		TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $29,416,657)[4]	30,248,226
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[5]	(77,716)
		TOTAL NET ASSETS—100%	$30,170,510
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $29,469,046.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.70	$9.52	$9.88	$7.55	$6.58
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.01)[1]	(0.06)[1]	(0.09)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments	1.49	4.19	(0.30)	2.42	1.03
TOTAL FROM INVESTMENT OPERATIONS	1.37	4.18	(0.36)	2.33	0.97
Net Asset Value, End of Period	$15.07	$13.70	$9.52	$9.88	$7.55
Total Return[2]	10.00%	43.91%	(3.64)%	30.86%	14.74%
Ratios to Average Net Assets:
Net expenses	1.70%	1.70%	1.71%	1.75%	1.75%
Net investment income (loss)	(0.77)%	(0.05)%	(0.65)%	(0.96)%	(0.77)%
Expense waiver/reimbursement[3]	0.52%	1.09%	4.24%	3.75%	5.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,346	$3,694	$2,550	$3,469	$3,184
Portfolio turnover	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$12.91	$9.04	$9.45	$7.28	$6.39
Income From Investment Operations:
Net investment income (loss)	(0.21)[1]	(0.09)[1]	(0.12)[1]	(0.15)[1]	(0.11)[1]
Net realized and unrealized gain (loss) on investments	1.40	3.96	(0.29)	2.32	1.00
TOTAL FROM INVESTMENT OPERATIONS	1.19	3.87	(0.41)	2.17	0.89
Net Asset Value, End of Period	$14.10	$12.91	$9.04	$9.45	$7.28
Total Return[2]	9.22%	42.81%	(4.34)%	29.81%	13.93%
Ratios to Average Net Assets:
Net expenses	2.45%	2.45%	2.46%	2.50%	2.50%
Net investment income (loss)	(1.50)%	(0.81)%	(1.41)%	(1.70)%	(1.53)%
Expense waiver/reimbursement[3]	0.54%	1.11%	4.24%	3.78%	5.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,338	$2,636	$2,358	$2,978	$3,258
Portfolio turnover	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.94	$9.67	$10.00	$7.63	$6.63
Income From Investment Operations:
Net investment income (loss)	(0.08)[1]	0.03[1]	(0.04)[1]	(0.06)[1]	(0.04)[1]
Net realized and unrealized gain (loss) on investments	1.52	4.24	(0.29)	2.43	1.04
TOTAL FROM INVESTMENT OPERATIONS	1.44	4.27	(0.33)	2.37	1.00
Net Asset Value, End of Period	$15.38	$13.94	$9.67	$10.00	$7.63
Total Return[2]	10.33%	44.16%	(3.30)%	31.06%	15.08%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.46%	1.50%	1.50%
Net investment income (loss)	(0.51)%	0.23%	(0.44)%	(0.71)%	(0.52)%
Expense waiver/reimbursement[3]	0.52%	1.10%	3.77%	3.79%	5.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,486	$14,084	$11,650	$4,836	$5,727
Portfolio turnover	174%	184%	200%	210%	192%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Assets and Liabilities
July 31, 2014
Assets:
Total investment in securities, at value including $608,213 of investment in an affiliated holding (Note 5) (identified cost $29,416,657)		$30,248,226
Income receivable		6,552
Receivable for investments sold		693,939
Receivable for shares sold		40,973
TOTAL ASSETS		30,989,690
Liabilities:
Payable for investments purchased	$720,477
Payable for shares redeemed	14,874
Payable for auditing fees	23,800
Payable for distribution services fee (Note 5)	2,511
Payable for other service fees (Notes 2 and 5)	4,178
Payable for share registration costs	28,426
Accrued expenses (Note 5)	24,914
TOTAL LIABILITIES		819,180
Net assets for 1,988,630 shares outstanding		$30,170,510
Net Assets Consist of:
Paid-in capital		$31,413,479
Net unrealized appreciation of investments		831,569
Accumulated net realized loss on investments		(1,905,233)
Accumulated net investment income (loss)		(169,305)
TOTAL NET ASSETS		$30,170,510
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($5,346,142 ÷ 354,765 shares outstanding), no par value, unlimited shares authorized		$15.07
Offering price per share (100/94.50 of $15.07)		$15.95
Redemption proceeds per share		$15.07
Class C Shares:
Net asset value per share ($3,338,032 ÷ 236,747 shares outstanding), no par value, unlimited shares authorized		$14.10
Offering price per share		$14.10
Redemption proceeds per share (99.00/100 of $14.10)		$13.96
Institutional Shares:
Net asset value per share ($21,486,336 ÷ 1,397,118 shares outstanding), no par value, unlimited shares authorized		$15.38
Offering price per share		$15.38
Redemption proceeds per share		$15.38
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Dividends (including $420 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $85)		$306,171
Expenses:
Investment adviser fee (Note 5)	$374,612
Administrative fee (Note 5)	25,447
Custodian fees	19,905
Transfer agent fee	41,508
Directors'/Trustees' fees (Note 5)	1,216
Auditing fees	23,800
Legal fees	14,057
Portfolio accounting fees	68,346
Distribution services fee (Note 5)	29,384
Other service fees (Notes 2 and 5)	24,276
Share registration costs	44,316
Printing and postage	20,821
Miscellaneous (Note 5)	10,469
TOTAL EXPENSES	698,157
Waiver/reimbursement of investment adviser fee (Note 5)	(170,564)
Net expenses		527,593
Net investment income (loss)		(221,422)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		5,669,313
Net change in unrealized appreciation of investments		(2,326,839)
Net realized and unrealized gain on investments		3,342,474
Change in net assets resulting from operations		$3,121,052
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(221,422)	$7,721
Net realized gain on investments	5,669,313	3,764,471
Net change in unrealized appreciation/depreciation of investments	(2,326,839)	2,572,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,121,052	6,344,226
Share Transactions:
Proceeds from sale of shares	25,049,675	2,885,582
Cost of shares redeemed	(18,414,284)	(5,374,162)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,635,391	(2,488,580)
Change in net assets	9,756,443	3,855,646
Net Assets:
Beginning of period	20,414,067	16,558,421
End of period (including accumulated net investment income (loss) of $(169,305) and $(50,143), respectively)	$30,170,510	$20,414,067
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
26

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the
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NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Class C Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$14,511
Class C Shares	9,765
TOTAL	$24,276
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	476,541	$7,334,303	58,995	$721,385
Shares redeemed	(391,487)	(6,138,103)	(57,089)	(645,446)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	85,054	$1,196,200	1,906	$75,939

Year Ended July 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	122,191	$1,646,975	31,008	$338,769
Shares redeemed	(89,622)	(1,298,266)	(87,658)	(873,316)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	32,569	$348,709	(56,650)	$(534,547)
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Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,086,642	$16,068,397	154,932	$1,825,428
Shares redeemed	(699,809)	(10,977,915)	(349,832)	(3,855,400)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	386,833	$5,090,482	(194,900)	$(2,029,972)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	504,456	$6,635,391	(249,644)	$(2,488,580)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for net operating losses.
For the year ended July 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)
$(102,260)	$102,260
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$779,180
Capital loss carryforwards and deferrals	$(2,022,149)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2014, the cost of investments for federal tax purposes was $29,469,046. The net unrealized appreciation of investments for federal tax purposes was $779,180. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,335,046 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,555,866.
At July 31, 2014, the Fund had a capital loss carryforward of $1,852,844 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
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The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$1,852,844	NA	$1,852,844
The Fund used capital loss carryforwards of $5,692,198 to offset capital gains realized during the year ended July 31, 2014.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $169,305 was deferred to August 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the Adviser voluntarily waived $169,811 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$29,384
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, FSC retained $7,570 of fees paid by the Fund. For the year ended July 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC retained $3,454 in sales charges from the sale of Class A Shares. FSC also retained $7,500 of CDSC relating to redemptions of Class A Shares and $7,849 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2014, FSSC received $386 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.70%, 2.45% and 1.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the year ended July 31, 2014, were as follows:
Affiliates	Balance of Shares Held 7/31/2013	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2014	Value
*Tower International, Inc.	2,800	3,100	(1,300)	4,600	$144,900
RPX Corp.	3,000	1,500	(4,500)	—	—
*Repligen Corp.	3,900	9,500	(3,900)	9,500	$199,215
TOTAL OF AFFILIATED COMPANIES	9,700	14,100	(9,700)	14,100	$344,115
*
At July 31, 2014, the security is no longer considered an affiliated company.
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2014, the Adviser reimbursed $753. Transactions involving the affiliated holding during the year ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	485,617
Purchases/Additions	15,889,876
Sales/Reductions	(15,767,280)
Balance of Shares Held 7/31/2014	608,213
Value	$608,213
Dividend Income	$420
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2014, were as follows:
Purchases	$61,058,909
Sales	$54,843,778
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap core fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Core Fund, a portfolio of Federated MDT Series, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,012.80	$8.48
Class C Shares	$1,000	$1,008.60	$12.20
Institutional Shares	$1,000	$1,013.80	$7.24
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.36	$8.50
Class C Shares	$1,000	$1,012.65	$12.23
Institutional Shares	$1,000	$1,017.60	$7.25
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.70%
Class C Shares	2.45%
Institutional Shares	1.45%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: May 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Small Cap Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing
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different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for both the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment
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or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the
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Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
37328 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2014
Share Class	Ticker
A	QASGX
B	QBSGX
C	QCSGX
Institutional	QISGX

Federated MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated MDT Series

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2013 through July 31, 2014. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated MDT Small Cap Growth Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended July 31, 2014 was 7.88% for Class A Shares, 7.12% for Class B Shares, 7.11% for Class C Shares and 8.21% for Institutional Shares. The total return for the Russell 2000® Growth Index (R2000G),1 the Fund's broad-based securities market index, was 8.93% for the same period. The total return of the Morningstar Small Growth Funds Average (MSGFA),2 a peer group average for the Fund, was 8.13% during the same period. The Fund's and MSGFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the R2000G.
During the reporting period, the Fund's investment strategy focused on stock selection. This was the most significant factor affecting the Fund's performance relative to the R2000G during the period.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, domestic equity market performance was very strong as evidenced by the 16.37% return on the Russell 3000® Index.3 Large-cap stocks led the way with the Russell Top 200® Index4 returning 17.38%, closely followed by mid-cap stocks with a 16.36% return on the Russell Midcap® Index.5 Small-cap stocks6 posted a moderate gain with the Russell 2000® Index7 returning 8.56%. Growth stocks outperformed value stocks during the reporting period with the Russell 3000® Growth Index,8 returning 17.89% as compared to 14.87% for the Russell 3000® Value Index.9
The best performing sectors in the R2000G during the reporting period were Energy (30.38%), Materials (12.44%), Health Care (11.74%) and Telecommunication Services (11.43%). Underperforming sectors during the same period included Consumer Discretionary (-1.41%), Utilities (0.14%) and Financials (6.57%).
STOCK SELECTION
The most significant positive factor in the Fund's performance during the 12-month reporting period was favorable stock selection for stocks with high repeatable earnings, which was partially offset by poor stock selection among stocks that had high analyst conviction but required external financing. Breaking down the results by the Global Industry Classification Standard sector definitions, the Consumer Discretionary sector was overweighted, and the Financials and Health Care sectors were slightly underweighted in the Fund.
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Strong stock selection in the Consumer Discretionary and Industrials sectors contributed positively to Fund performance. There was negative contribution from the Energy and Materials sectors, where the Fund's stock selection was poor.
Individual stocks enhancing the Fund's performance included Synaptics Incorporated, Alaska Airgroup and Stone Energy Corporation.
Individual stocks detracting from the Fund's performance included Puma Biotechnology Incorporated and Sunedison Incorporated, which the Fund did not hold, and Dexcom Incorporated, which the Fund did hold.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the R2000G.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the MSGFA.
3	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
4	The Russell Top 200® Index measures the performance of the largest cap segment of the U.S. equity universe. The Russell Top 200® Index is a subset of the Russell 3000® Index. It includes approximately 200 of the largest securities based on a combination of their market cap and current index membership and represents approximately 68% of the U.S. market. The Russell Top 200® Index is constructed to provide a comprehensive and unbiased barometer for this very large cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The index is unmanaged, and it is not possible to invest directly in an index.
5	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 31% of the total market capitalization of the Russell 1000® companies. The Russell Midcap® Index is constructed to provide a comprehensive and unbiased barometer for the mid-cap segment. The Russell Midcap® Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
6	Small-cap stocks may be less liquid and subject to greater price volatility than large-cap stocks.
7	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The index is unmanaged, and it is not possible to invest directly in an index.
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8	The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The Russell 3000® Growth Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
9	The Russell 3000® Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000® Value Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad value market. The Russell 3000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged, and it is not possible to invest directly in an index.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated MDT Small Cap Growth Fund2 from September 15, 2005 (start of performance) to July 31, 2014, compared to the Russell 2000 Growth® Index (R2000G)3 and the Morningstar Small Growth Funds Average (MSGFA).4 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of July 31, 2014
■	Total returns shown for Class A Shares include the maximum sales charge of the 5.50% ($10,000 investment minus $550 sales charge = $9,450).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 7/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	Start of Performance*
Class A Shares	1.93%	15.92%	5.82%
Class B Shares	1.62%	16.18%	5.78%
Class C Shares	6.11%	16.38%	5.70%
Institutional Shares	8.21%	17.54%	6.77%
R2000G	8.93%	17.24%	8.28%
MSGFA	8.13%	16.80%	6.74%
*	The Fund's start of performance date was September 15, 2005.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charges = $9,450); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The R2000G and MSGFA have been adjusted to reflect reinvestment of dividends on securities.
2	The Fund is the successor to the MDT Small Cap Growth Fund pursuant to a reorganization that took place on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information shown for periods prior to that date is that of the MDT Small Cap Growth Fund.
3	The R2000G measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values. The R2000G is constructed to provide a comprehensive and unbiased barometer for the small-cap growth segment. The R2000G is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect growth characteristics. The R2000G is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index. The R2000G is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.
4	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.
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Portfolio of Investments Summary Table (unaudited)
At July 31, 2014, the Fund's industry composition1 was as follows:
Industry Composition	Percentage of Total Net Assets
Software Packaged/Custom	7.3%
Specialty Retailing	5.3%
Biotechnology	3.7%
Apparel	3.4%
Services to Medical Professionals	3.3%
Financial Services	2.9%
Medical Supplies	2.9%
Telecommunication Equipment & Services	2.7%
Computer Services	2.5%
Restaurants	2.5%
Medical Technology	2.0%
Shoes	2.0%
Industrial Machinery	1.9%
Undesignated Consumer Cyclicals	1.9%
Crude Oil & Gas Production	1.8%
Semiconductor Manufacturing	1.8%
Internet Services	1.7%
Poultry Products	1.7%
Specialty Chemicals	1.7%
Auto Original Equipment Manufacturers	1.5%
Education & Training Services	1.5%
Generic Drugs	1.5%
Personnel Agency	1.4%
Home Products	1.3%
Oil Refiner	1.3%
Electrical Equipment	1.1%
Office Furniture	1.1%
Pharmaceuticals	1.1%
Undesignated Consumer Staples	1.1%
Airline—Regional	1.0%
Communications Equipment	1.0%
Personal Loans	1.0%
Recreational Vehicles	1.0%
Semiconductor & Semiconductor Equipment	1.0%
Specialty Machinery	1.0%
Other[2]	26.1%
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Industry Composition	Percentage of Total Net Assets
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, industry classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	For purposes of this table, industry classifications which constitute less than 1.0% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
July 31, 2014
Shares			Value
		COMMON STOCKS—98.0%
		Airline - Regional—1.0%
16,368		Alaska Air Group, Inc.	$719,701
		Apparel—3.4%
15,864	[1]	Ann, Inc.	583,002
5,005		Columbia Sportswear Co.	374,174
8,700	[1]	G-III Apparel Group Ltd.	675,729
11,000	[1]	Iconix Brand Group, Inc.	464,530
1,436		Oxford Industries, Inc.	85,542
10,033	[1]	Zumiez, Inc.	279,419
		TOTAL	2,462,396
		Auto Original Equipment Manufacturers—1.5%
6,741		Dana Holding Corp.	150,864
20,065	[1]	Meritor, Inc.	252,217
11,473	[1]	Tenneco Automotive, Inc.	730,830
		TOTAL	1,133,911
		Beer—0.1%
500	[1]	The Boston Beer Co., Inc., Class A	110,200
		Biotechnology—3.7%
18,600	[1]	Acorda Therapeutics, Inc.	544,422
12,700	[1]	Anika Therapeutics, Inc.	534,162
11,100	[1]	InterMune, Inc.	486,957
10,700	[1]	Isis Pharmaceuticals, Inc.	331,593
2,000	[1]	Oncomed Pharmaceuticals, Inc.	43,180
32,900	[1]	Repligen Corp.	689,913
3,000	[1]	Seattle Genetics, Inc.	105,600
		TOTAL	2,735,827
		Clothing Stores—0.2%
8,187	[1]	Aeropostale, Inc.	27,181
3,308		Cato Corp., Class A	102,085
		TOTAL	129,266
		Commodity Chemicals—0.2%
3,208		Stepan Co.	154,369
		Communications Equipment—1.0%
43,000	[1]	Aruba Networks, Inc.	767,980
		Computer Networking—0.6%
9,800	[1]	NetScout Systems, Inc.	416,794
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Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—0.7%
10,234	[1]	Silicon Graphics, Inc.	$97,325
5,317	[1]	Synaptics, Inc.	384,047
		TOTAL	481,372
		Computer Services—2.5%
2,855		Fair Isaac & Co., Inc.	163,163
11,200	[1]	IGATE Capital Corp.	399,616
22,000	[1]	Manhattan Associates, Inc.	645,920
3,623	[1]	Syntel, Inc.	312,919
14,941	[1]	Unisys Corp.	318,094
		TOTAL	1,839,712
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	166,079
		Containers & Packaging—0.7%
21,300	[1]	Berry Plastics Group, Inc.	517,377
		Contracting—0.2%
3,000	[1]	Team, Inc.	118,830
		Cosmetics & Toiletries—0.6%
2,481	[1]	Elizabeth Arden, Inc.	51,183
14,034	[1]	Sally Beauty Holdings, Inc.	364,182
		TOTAL	415,365
		Crude Oil & Gas Production—1.8%
7,200	[1]	Carrizo Oil & Gas, Inc.	442,152
16,144	[1]	Stone Energy Corp.	614,279
19,484		W&T Offshore, Inc.	261,281
		TOTAL	1,317,712
		Defense Aerospace—0.9%
5,600		Kaman Corp., Class A	224,056
996	[1]	Orbital Sciences Corp.	25,567
4,300	[1]	Teledyne Technologies, Inc.	392,160
		TOTAL	641,783
		Education & Training Services—1.5%
3,960	[1]	American Public Education, Inc.	141,372
5,528		Capella Education Co.	353,571
6,707	[1]	Grand Canyon Education, Inc.	288,401
5,812	[1]	Strayer Education, Inc.	301,178
		TOTAL	1,084,522
		Electric & Electronic Original Equipment Manufacturers—0.4%
10,200		Altra Holdings, Inc.	319,770
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Shares			Value
		COMMON STOCKS—continued
		Electrical Equipment—1.1%
10,706		EnerSys, Inc.	$679,081
6,330	[1]	Rofin-Sinar Technologies, Inc.	138,184
		TOTAL	817,265
		Electronic Instruments—0.1%
3,289	[1]	iRobot Corp.	106,465
		Electronic Test/Measuring Equipment—0.3%
3,334		MTS Systems Corp.	220,044
		Ethical Drugs—0.8%
11,300	[1]	Ligand Pharmaceuticals, Inc., Class B	555,621
		Financial Services—2.9%
14,068		Deluxe Corp.	773,881
10,005		Heartland Payment Systems, Inc.	475,237
7,879	[1]	Outerwall, Inc.	433,503
7,200	[1]	Portfolio Recovery Associates, Inc.	424,512
		TOTAL	2,107,133
		Furniture—0.6%
7,783		Ethan Allen Interiors, Inc.	178,386
12,014	[1]	Select Comfort Corp.	242,683
		TOTAL	421,069
		Generic Drugs—1.5%
27,800	[1]	Impax Laboratories, Inc.	650,242
13,300	[1]	Lannett Co., Inc.	447,013
		TOTAL	1,097,255
		Grocery Chain—0.1%
1,350		Casey's General Stores, Inc.	89,329
		Health Care Equipment & Supplies—0.6%
17,300	[1]	Masimo Corp.	416,584
		Home Health Care—0.8%
9,470	[1]	Wellcare Health Plans, Inc.	590,739
		Home Products—1.3%
4,900		Spectrum Brands Holdings, Inc.	408,660
7,349		Tupperware Brands Corp.	534,860
		TOTAL	943,520
		Household Appliances—0.3%
3,100	[1]	Middleby Corp.	225,866
		Industrial Machinery—1.9%
5,100		Hyster-Yale Materials Handling, Inc.	408,510
18,400	[1]	Rexnord Corp.	495,144
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Shares			Value
		COMMON STOCKS—continued
		Industrial Machinery—continued
2,945		Tennant Co.	$214,838
4,513		Watts Industries, Inc., Class A	263,830
		TOTAL	1,382,322
		Insurance Brokerage—0.8%
13,600		AmTrust Financial Services, Inc.	579,904
100	[1]	Texas Capital Bancshares, Inc.	5,205
		TOTAL	585,109
		Internet Services—1.7%
11,600		j2 Global, Inc.	567,472
4,661	[1]	Travelzoo, Inc.	80,356
23,000	[1]	Web.com Group, Inc.	610,650
		TOTAL	1,258,478
		Internet Software & Services—0.5%
16,803	[1]	Conversant, Inc.	392,686
		IT Services—0.5%
10,300	[1]	EPAM Systems, Inc.	398,198
		Machined Parts Original Equipment Manufacturers—0.7%
10,278		Applied Industrial Technologies, Inc.	498,072
		Mail Order—0.4%
5,570		HSN, Inc.	311,307
		Maritime—0.6%
10,724		TAL International Group, Inc.	474,001
		Medical Supplies—2.9%
8,400	[1]	Align Technology, Inc.	455,364
16,300		Owens & Minor, Inc.	539,367
15,177		Steris Corp.	772,206
8,300		West Pharmaceutical Services, Inc.	338,225
		TOTAL	2,105,162
		Medical Technology—2.0%
15,200		Cantel Medical Corp.	509,656
1,500	[1]	Cyberonics, Inc.	89,205
16,151	[1]	MedAssets, Inc.	343,047
18,500	[1]	Natus Medical, Inc.	532,245
		TOTAL	1,474,153
		Metal Fabrication—0.8%
15,038		Worthington Industries, Inc.	575,203
		Miscellaneous Components—0.7%
6,300	[1]	Proto Labs, Inc.	510,300
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Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Metals—0.7%
8,098		Materion Corp.	$261,646
6,365		Matthews International Corp., Class A	276,814
		TOTAL	538,460
		Multi-Industry Basic—0.6%
16,614		Olin Corp.	441,434
		Multi-Industry Capital Goods—0.0%
280		Acuity Brands, Inc.	30,036
		Multi-Industry Transportation—0.7%
10,389		Brinks Co. (The)	278,841
5,080	[1]	Hub Group, Inc.	234,594
		TOTAL	513,435
		Office Furniture—1.1%
10,040		HNI Corp.	354,814
14,535		Knoll, Inc.	244,333
7,135		Miller Herman, Inc.	208,627
		TOTAL	807,774
		Office Supplies—0.7%
793	[1]	MSA Safety, Inc.	41,062
11,631		United Stationers, Inc.	448,724
		TOTAL	489,786
		Oil Gas & Consumable Fuels—0.2%
3,325		CVR Energy, Inc.	156,541
		Oil Refiner—1.3%
26,400		Alon USA Energy, Inc.	339,240
17,800		Delek US Holdings, Inc.	520,116
2,450		Western Refining, Inc.	100,352
		TOTAL	959,708
		Oil Service, Explore & Drill—0.9%
29,200	[1]	Basic Energy Services, Inc.	700,508
		Other Communications Equipment—0.3%
8,124	[1]	Netgear, Inc.	254,362
		Packaged Foods—0.4%
4,579	[1]	United Natural Foods, Inc.	268,421
		Paint & Related Materials—0.6%
9,700		Fuller (H.B.) Co.	433,105
		Paper Products—0.4%
4,000	[1]	Clearwater Paper Corp.	270,400
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Shares			Value
		COMMON STOCKS—continued
		Personal & Household—0.5%
6,000		Nu Skin Enterprises, Inc., Class A	$352,140
		Personal Loans—1.0%
8,577		Cash America International, Inc.	380,733
3,300	[1]	Credit Acceptance Corp.	375,293
		TOTAL	756,026
		Personnel Agency—1.4%
22,700	[1]	AMN Healthcare Services, Inc.	297,370
10,900		Maximus, Inc.	450,824
9,492	[1]	TrueBlue, Inc.	256,189
		TOTAL	1,004,383
		Pharmaceuticals—1.1%
8,600	[1]	Pacira Pharmaceuticals, Inc.	791,200
		Photo-Optical Component-Equipment—0.2%
2,997	[1]	Coherent, Inc.	176,553
		Plastic—0.8%
15,900		Polyone Corp.	603,405
		Poultry Products—1.7%
18,000	[1]	Pilgrim's Pride Corp.	503,280
8,400		Sanderson Farms, Inc.	765,156
		TOTAL	1,268,436
		Recreational Goods—0.5%
7,700		Sturm Ruger & Co., Inc.	384,692
		Recreational Vehicles—1.0%
4,600		Arctic Cat, Inc.	163,760
13,982		Brunswick Corp.	563,894
		TOTAL	727,654
		Regional Banks—0.8%
7,600		Bank of the Ozarks, Inc.	233,852
14,600	[1]	Western Alliance Bancorp	334,340
		TOTAL	568,192
		Restaurants—2.5%
3,700	[1]	Buffalo Wild Wings, Inc.	537,684
4,276		Cracker Barrel Old Country Store, Inc.	414,601
5,500		Domino's Pizza, Inc.	396,000
3,626		Jack in the Box, Inc.	207,371
4,316	[1]	Red Robin Gourmet Burgers	277,778
		TOTAL	1,833,434
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Shares			Value
		COMMON STOCKS—continued
		Roofing & Wallboard—0.1%
2,197	[1]	Beacon Roofing Supply, Inc.	$60,725
		Semiconductor Distribution—0.6%
4,700	[1]	Tyler Technologies, Inc.	426,431
		Semiconductor Manufacturing—1.8%
412	[1]	Cabot Microelectronics Corp.	16,558
22,465	[1]	Cirrus Logic, Inc.	503,890
33,600	[1]	Integrated Device Technology, Inc.	482,496
7,894	[1]	Plexus Corp.	310,471
		TOTAL	1,313,415
		Semiconductor Manufacturing Equipment—0.9%
18,799		Brooks Automation, Inc.	191,374
25,704		Mentor Graphics Corp.	507,654
		TOTAL	699,028
		Semiconductors & Semiconductor Equipment—1.0%
2,700	[1]	Ambarella, Inc.	77,247
14,400	[1]	Cavium Networks, Inc.	671,760
		TOTAL	749,007
		Services to Medical Professionals—3.3%
14,809	[1]	Bio-Reference Laboratories, Inc.	464,854
8,317	[1]	Centene Corp.	599,573
13,423	[1]	Team Health Holdings, Inc.	759,071
12,600	[1]	WebMD Health Corp., Class A	627,858
		TOTAL	2,451,356
		Shoes—2.0%
8,021	[1]	CROCs, Inc.	127,293
9,220	[1]	Genesco, Inc.	703,210
11,800	[1]	Skechers USA, Inc., Class A	615,606
		TOTAL	1,446,109
		Software Packaged/Custom—7.3%
17,700	[1]	Aspen Technology, Inc.	768,888
16,472		CSG Systems International, Inc.	428,931
3,200	[1]	Commvault Systems, Inc.	153,664
13,500	[1]	Electronics for Imaging, Inc.	594,945
1,679	[1]	MicroStrategy, Inc., Class A	240,315
21,407	[1]	PTC, Inc.	769,796
15,930	[1]	Progress Software Corp.	369,257
10,100	[1]	SS&C Technologies Holdings, Inc.	437,431
30,500	[1]	Take-Two Interactive Software, Inc.	682,590
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Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
5,600	[1]	Ultimate Software Group, Inc.	$755,496
2,697	[1]	Verint Systems, Inc.	126,597
		TOTAL	5,327,910
		Specialty Chemicals—1.7%
15,500		American Vanguard Corp.	196,695
7,933		Chemed Corp.	807,976
6,434	[1]	Chemtura Corp.	149,655
1,638		Quaker Chemical Corp.	115,659
		TOTAL	1,269,985
		Specialty Machinery—1.0%
14,400		Woodward Governor Co.	719,424
		Specialty Retailing—5.3%
2,114		Aaron's, Inc.	55,767
10,500	[1]	Asbury Automotive Group, Inc.	709,065
2,751	[1]	Cabela's, Inc., Class A	160,548
7,598		Children's Place, Inc./The	381,420
8,700	[1]	Dorman Products, Inc.	377,406
10,402		Finish Line, Inc., Class A	273,469
7,960		GNC Acquisition Holdings, Inc.	261,168
3,445	[1]	Kirkland's, Inc.	64,800
8,200		Lithia Motors, Inc., Class A	728,570
13,619		Penske Automotive Group, Inc.	632,603
8,239		Pier 1 Imports, Inc.	124,079
600	[1]	Restoration Hardware, Inc.	49,074
5,100	[1]	Vera Bradley, Inc.	101,133
		TOTAL	3,919,102
		Telecommunication Equipment & Services—2.7%
7,003		Adtran, Inc.	155,747
7,531	[1]	Anixter International, Inc.	647,440
21,963	[1]	CIENA Corp.	428,937
18,800	[1]	Ubiquiti Networks, Inc.	718,724
		TOTAL	1,950,848
		Thrifts & Mortgage Finance—0.8%
7,700	[1]	BofI Holding, Inc.	574,343
		Trucking—0.9%
9,900	[1]	Old Dominion Freight Lines, Inc.	628,452
		Undesignated Consumer Cyclicals—1.9%
11,900	[1]	Euronet Worldwide, Inc.	595,476
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Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—continued
15,500	[1]	Parexel International Corp.	$830,180
		TOTAL	1,425,656
		Undesignated Consumer Staples—1.1%
16,400	[1]	Medifast, Inc.	470,844
4,800	[1]	USANA, Inc.	306,480
		TOTAL	777,324
		Undesignated Health—0.4%
7,600		HealthSouth Corp.	291,308
		Wireless Communications—0.7%
11,600		InterDigital, Inc.	511,444
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,328,334)	71,960,799
		INVESTMENT COMPANY—1.9%
1,393,702	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	1,393,702
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $65,722,036)[4]	73,354,501
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	38,118
		TOTAL NET ASSETS—100%	$73,392,619
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $65,765,145.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.12	$11.93	$12.12	$8.74	$7.85
Income From Investment Operations:
Net investment income (loss)	(0.18)[1]	(0.07)[1]	(0.09)[1]	(0.13)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.45	4.26	(0.10)	3.51	0.99
TOTAL FROM INVESTMENT OPERATIONS	1.27	4.19	(0.19)	3.38	0.89
Net Asset Value, End of Period	$17.39	$16.12	$11.93	$12.12	$8.74
Total Return[2]	7.88%	35.12%	(1.57)%	38.67%	11.34%
Ratios to Average Net Assets:
Net expenses	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	(1.05)%	(0.49)%	(0.79)%	(1.18)%	(1.17)%
Expense waiver/reimbursement[3]	0.43%	0.59%	1.04%	1.14%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,690	$30,187	$22,718	$25,634	$19,822
Portfolio turnover	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.58	$11.62	$11.90	$8.65	$7.81
Income From Investment Operations:
Net investment income (loss)	(0.30)[1]	(0.17)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.41	4.13	(0.11)	3.46	1.00
TOTAL FROM INVESTMENT OPERATIONS	1.11	3.96	(0.28)	3.25	0.84
Net Asset Value, End of Period	$16.69	$15.58	$11.62	$11.90	$8.65
Total Return[2]	7.12%	34.08%	(2.35)%	37.57%	10.76%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.50%	2.50%
Net investment income (loss)	(1.79)%	(1.25)%	(1.55)%	(1.93)%	(1.92)%
Expense waiver/reimbursement[3]	0.43%	0.59%	1.06%	1.15%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,842	$2,016	$1,640	$2,541	$2,350
Portfolio turnover	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.19	$11.33	$11.60	$8.43	$7.62
Income From Investment Operations:
Net investment income (loss)	(0.30)[1]	(0.16)[1]	(0.17)[1]	(0.21)[1]	(0.16)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.38	4.02	(0.10)	3.38	0.97
TOTAL FROM INVESTMENT OPERATIONS	1.08	3.86	(0.27)	3.17	0.81
Net Asset Value, End of Period	$16.27	$15.19	$11.33	$11.60	$8.43
Total Return[2]	7.11%	34.07%	(2.33)%	37.60%	10.63%
Ratios to Average Net Assets:
Net expenses	2.50%	2.50%	2.50%	2.50%	2.49%
Net investment income (loss)	(1.79)%	(1.24)%	(1.54)%	(1.94)%	(1.91)%
Expense waiver/reimbursement[3]	0.43%	0.59%	1.04%	1.13%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,608	$4,912	$4,223	$4,663	$2,795
Portfolio turnover	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.44	$12.14	$12.31	$8.85	$7.93
Income From Investment Operations:
Net investment income (loss)	(0.14)[1]	(0.03)[1]	(0.06)[1]	(0.10)[1]	(0.08)[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.49	4.33	(0.11)	3.56	1.00
TOTAL FROM INVESTMENT OPERATIONS	1.35	4.30	(0.17)	3.46	0.92
Net Asset Value, End of Period	$17.79	$16.44	$12.14	$12.31	$8.85
Total Return[2]	8.21%	35.42%	(1.38)%	39.10%	11.60%
Ratios to Average Net Assets:
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	(0.80)%	(0.24)%	(0.54)%	(0.92)%	(0.92)%
Expense waiver/reimbursement[3]	0.43%	0.59%	1.05%	1.15%	1.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,253	$31,179	$26,233	$29,395	$27,039
Portfolio turnover	61%	88%	69%	154%	142%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
July 31, 2014
Assets:
Total investment in securities, at value including $1,393,702 of investment in an affiliated holding (Note 5) (identified cost $65,722,036)		$73,354,501
Income receivable		17,985
Receivable for investments sold		499,921
Receivable for shares sold		147,764
TOTAL ASSETS		74,020,171
Liabilities:
Payable for investments purchased	$395,034
Payable for shares redeemed	88,696
Payable for transfer agent fee	41,975
Payable for auditing fees	23,800
Payable for distribution services fee (Note 5)	4,423
Payable for other service fees (Notes 2 and 5)	18,640
Payable for share registration costs	33,900
Accrued expenses (Note 5)	21,084
TOTAL LIABILITIES		627,552
Net assets for 4,194,600 shares outstanding		$73,392,619
Net Assets Consist of:
Paid-in capital		$68,876,329
Net unrealized appreciation of investments		7,632,465
Accumulated net realized loss on investments and foreign currency transactions		(2,636,923)
Accumulated net investment income (loss)		(479,252)
TOTAL NET ASSETS		$73,392,619
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22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($29,690,115 ÷ 1,706,918 shares outstanding), no par value, unlimited shares authorized	$17.39
Offering price per share (100/94.50 of $17.39)	$18.40
Redemption proceeds per share	$17.39
Class B Shares:
Net asset value per share ($1,841,904 ÷ 110,381 shares outstanding), no par value, unlimited shares authorized	$16.69
Offering price per share	$16.69
Redemption proceeds per share (94.50/100 of $16.69)	$15.77
Class C Shares:
Net asset value per share ($4,607,702 ÷ 283,185 shares outstanding), no par value, unlimited shares authorized	$16.27
Offering price per share	$16.27
Redemption proceeds per share (99.00/100 of $16.27)	$16.11
Institutional Shares:
Net asset value per share ($37,252,898 ÷ 2,094,116 shares outstanding), no par value, unlimited shares authorized	$17.79
Offering price per share	$17.79
Redemption proceeds per share	$17.79
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Year Ended July 31, 2014
Investment Income:
Dividends (including $885 received from an affiliated holding (Note 5))		$514,522
Interest		72
TOTAL INCOME		514,594
Expenses:
Investment adviser fee (Note 5)	$838,235
Administrative fee (Note 5)	56,940
Custodian fees	10,247
Transfer agent fee	269,270
Directors'/Trustees' fees (Note 5)	1,378
Auditing fees	23,800
Legal fees	14,057
Portfolio accounting fees	78,997
Distribution services fee (Note 5)	54,894
Other service fees (Notes 2 and 5)	96,073
Share registration costs	53,649
Printing and postage	50,786
Miscellaneous (Note 5)	11,273
TOTAL EXPENSES	1,559,599
Waiver/reimbursement of investment adviser fee (Note 5)	(311,711)
Net expenses		1,247,888
Net investment income (loss)		(733,294)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		9,490,958
Net change in unrealized appreciation of investments		(3,333,015)
Net realized and unrealized gain on investments		6,157,943
Change in net assets resulting from operations		$5,424,649
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(733,294)	$(273,634)
Net realized gain on investments	9,490,958	11,801,972
Net change in unrealized appreciation/depreciation of investments	(3,333,015)	7,112,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,424,649	18,641,222
Share Transactions:
Proceeds from sale of shares	16,325,070	12,327,005
Cost of shares redeemed	(16,650,066)	(17,490,091)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(324,996)	(5,163,086)
Change in net assets	5,099,653	13,478,136
Net Assets:
Beginning of period	68,292,966	54,814,830
End of period (including accumulated net investment income (loss) of $(479,252) and $(275,991), respectively)	$73,392,619	$68,292,966
See Notes which are an integral part of the Financial Statements
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25

Notes to Financial Statements
July 31, 2014
1. ORGANIZATION
Federated MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
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If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
Annual Shareholder Report
27

additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Institutional Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$77,825
Class B Shares	5,264
Class C Shares	12,984
TOTAL	$96,073
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2014		2013
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	141,156	$2,490,198	331,847	$4,237,900
Shares redeemed	(307,176)	(5,375,153)	(363,126)	(4,908,290)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(166,020)	$(2,884,955)	(31,279)	$(670,390)

Year Ended July 31	2014		2013
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	18,297	$308,687	32,692	$439,424
Shares redeemed	(37,296)	(634,098)	(44,499)	(581,084)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(18,999)	$(325,411)	(11,807)	$(141,660)
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29

Year Ended July 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	23,500	$374,325	20,807	$274,225
Shares redeemed	(63,678)	(1,059,481)	(70,218)	(912,217)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(40,178)	$(685,156)	(49,411)	$(637,992)

Year Ended July 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	729,007	$13,151,860	523,422	$7,375,456
Shares redeemed	(531,135)	(9,581,334)	(787,972)	(11,088,500)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	197,872	$3,570,526	(264,550)	$(3,713,044)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(27,325)	$(324,996)	(357,047)	$(5,163,086)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and net operating losses.
For the year ended July 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(530,261)	$530,033	$228
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
As of July 31, 2014, the components of distributable earnings on a tax basis were as follows:
Net unrealized appreciation	$7,589,356
Capital loss carryforwards and deferrals	$(3,073,066)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
At July 31, 2014, the cost of investments for federal tax purposes was $65,765,145. The net unrealized appreciation of investments for federal tax purposes was $7,589,356. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,303,321 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,713,965.
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At July 31, 2014, the Fund had a capital loss carryforward of $2,593,814 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforward and expiration year:
Expiration Year	Short-Term	Long-Term	Total
2018	$2,593,814	NA	$2,593,814
The Fund used capital loss carryforwards of $9,514,541 to offset capital gains realized during the year ended July 31, 2014.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2014, for federal income tax purposes, a late year ordinary loss of $479,252 was deferred to August 1, 2014.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.15% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the Adviser voluntarily waived $310,147 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2014, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$15,822
Class C Shares	$39,072
TOTAL	$54,894
For the year ended July 31, 2014, FSC retained $10,886 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2014, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2014, FSC retained $1,430 in sales charges from the sale of Class A Shares. FSC also retained $1,601 of CDSC relating to redemptions of Class B Shares and $205 relating to redemptions of Class C Shares.
Other Service Fees
FSSC received $7,349 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.75%, 2.50%, 2.50% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Company Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2014, the Adviser reimbursed $1,564. Transactions involving the affiliated holding during the year ended July 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2013	1,007,928
Purchases/Additions	16,023,768
Sales/Reductions	(15,637,994)
Balance of Shares Held 7/31/2014	1,393,702
Value	$1,393,702
Dividend Income	$885
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended July 31, 2014, were as follows:
Purchases	$43,305,769
Sales	$44,748,751
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2014, there were no outstanding loans. During the year ended July 31, 2014, the program was not utilized.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Federated MDt series AND SHAREHOLDERS OF federated mdt Small cap growth fund:
We have audited the accompanying statement of assets and liabilities of Federated MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated MDT Series), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated MDT Small Cap Growth Fund, a portfolio of Federated MDT Series, at July 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 23, 2014
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2014	Ending Account Value 7/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$990.90	$8.64
Class B Shares	$1,000	$987.60	$12.32
Class C Shares	$1,000	$987.30	$12.32
Institutional Shares	$1,000	$992.20	$7.41
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.12	$8.75
Class B Shares	$1,000	$1,012.40	$12.47
Class C Shares	$1,000	$1,012.40	$12.47
Institutional Shares	$1,000	$1,017.36	$7.50
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.75%
Class B Shares	2.50%
Class C Shares	2.50%
Institutional Shares	1.50%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised five portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: June 2006	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 2006	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: June 2006	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Secretary Officer since: May 2006	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: June 2006	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: June 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Officer since: June 2012	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Daniel Mahr Birth Date: April 9, 1981 125 High Street Oliver Tower 21st Floor Boston, MA 02110-2704 Vice President Officer since: June 2012 Portfolio Manager since: August 2008	Principal Occupations: Daniel Mahr has been the Fund's Portfolio Manager since August 2008. Mr. Mahr joined the MDT Advisers Investment Team in 2002. As Managing Director, Research, he is responsible for leading the Investment Team as it relates to the ongoing design, development and implementation of the Optimum Q Process. He is Vice President of the Trust with respect to the Fund. Mr. Mahr received his A.B., Computer Science from Harvard College and his S.M., Computer Science from Harvard University.
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Evaluation and Approval of Advisory Contract–May 2014
Federated MDT Small Cap Growth Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer
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did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative investment program is of such a type.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, the Fund's performance for the three-year period was above the median of the relevant peer group and the Fund's performance fell below the median of the relevant peer group for the five-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year period, outperformed its benchmark index for the three-year period and underperformed its benchmark index for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.
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Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized
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that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated MDT Small Cap Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R676
CUSIP 31421R767
CUSIP 31421R759
37313 (9/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $124,600

Fiscal year ended 2013 – $121,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $76

Fiscal year ended 2013 – $182

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Fiscal year ended 2013- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0, respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2014 - $0

Fiscal year ended 2013 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $21,857 and $12,280, respectively. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2013- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2014 – 0%

Fiscal year ended 2013 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2014 - $91,770

Fiscal year ended 2013 - $126,877

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 22, 2014